March 31, 2025
2025 Quarterly Report (Unaudited)

Quantitative Master Series LLC
• Master Small Cap Index Series

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Advertising Agencies — 0.1%
Advantage Solutions, Inc. (a)(b)	183,157	$ 276,567
Boston Omaha Corp., Class A (a)	42,920	625,774
Clear Channel Outdoor Holdings, Inc. (a)	608,605	675,551
National CineMedia, Inc.	115,426	674,088
Stagwell, Inc. (a)	148,416	897,917
TechTarget, Inc. (a)	44,588	660,348
		3,810,245
Aerospace & Defense — 1.5%
AAR Corp. (a)	59,536	3,333,421
AeroVironment, Inc. (a)(b)	47,799	5,697,163
AerSale Corp. (a)	54,986	411,845
Amprius Technologies, Inc. (a)	26,774	71,754
Archer Aviation, Inc., Class A (a)(b)	549,482	3,906,817
Astronics Corp. (a)(b)	49,438	1,194,916
Bridger Aerospace Group Holdings, Inc. (a)	17,887	20,212
Byrna Technologies, Inc. (a)(b)	29,174	491,290
Cadre Holdings, Inc.	43,774	1,296,148
Ducommun, Inc. (a)	23,508	1,364,169
Eve Holding, Inc. (a)(b)	88,021	292,230
Intuitive Machines, Inc. (a)	71,160	530,142
Joby Aviation, Inc. (a)(b)	736,507	4,433,772
Kratos Defense & Security Solutions, Inc. (a)(b)	252,159	7,486,601
Leonardo DRS, Inc.	125,593	4,129,498
Mercury Systems, Inc. (a)(b)	88,694	3,821,824
Moog, Inc., Class A	48,415	8,392,740
National Presto Industries, Inc.	8,911	783,366
Park Aerospace Corp.	29,964	403,016
Redwire Corp. (a)(b)	38,193	316,620
Rocket Lab USA, Inc. (a)(b)	592,944	10,601,839
Triumph Group, Inc. (a)	125,437	3,178,574
Virgin Galactic Holdings, Inc. (a)(b)	45,151	136,808
VirTra, Inc. (a)	21,078	85,787
		62,380,552
Agriculture, Fishing & Ranching — 0.3%
Alico, Inc. (b)	11,650	347,636
Andersons, Inc.	56,063	2,406,785
Dole PLC	129,135	1,866,001
Fresh Del Monte Produce, Inc.	56,958	1,756,015
Ispire Technology, Inc. (a)	30,845	84,207
Limoneira Co.	27,723	491,251
Tejon Ranch Co. (a)(b)	34,599	548,394
Turning Point Brands, Inc.	29,445	1,750,211
Universal Corp.	40,532	2,271,819
Vital Farms, Inc. (a)(b)	56,230	1,713,328
		13,235,647
Air Transport — 0.3%
Air Transport Services Group, Inc. (a)	86,365	1,938,031
Allegiant Travel Co.	26,126	1,349,408
Frontier Group Holdings, Inc. (a)	69,866	303,218
JetBlue Airways Corp. (a)(b)	533,391	2,570,945
SkyWest, Inc. (a)	67,520	5,899,222
Sun Country Airlines Holdings, Inc. (a)	68,247	840,803
Wheels Up Experience, Inc. (a)(b)	158,464	160,049
		13,061,676
Airlines — 0.0%
Blade Air Mobility, Inc. (a)	100,633	274,728
Security	Shares	Value
Alternative Energy — 0.0%
Aemetis, Inc. (a)(b)	59,636	$ 103,767
FutureFuel Corp.	41,279	160,988
Green Plains, Inc. (a)(b)	109,956	533,286
REX American Resources Corp. (a)	26,630	1,000,489
Verde Clean Fuels, Inc. (a)	6,336	21,226
		1,819,756
Aluminum — 0.1%
Century Aluminum Co. (a)	90,870	1,686,547
Constellium SE (a)	222,125	2,241,241
Kaiser Aluminum Corp.	26,915	1,631,588
		5,559,376
Asset Management & Custodian — 0.7%
Acadian Asset Management, Inc.	45,629	1,179,966
Artisan Partners Asset Management, Inc., Class A	105,201	4,113,359
Cohen & Steers, Inc.	46,877	3,761,879
GCM Grosvenor, Inc., Class A	73,310	969,891
Hamilton Lane, Inc., Class A	67,467	10,030,319
Silvercrest Asset Management Group, Inc., Class A	17,192	281,261
StepStone Group, Inc., Class A	111,856	5,842,239
Virtus Investment Partners, Inc.	11,638	2,005,926
WisdomTree, Inc.	235,271	2,098,617
		30,283,457
Auto Parts — 0.7%
Adient PLC (a)	146,498	1,883,964
American Axle & Manufacturing Holdings, Inc. (a)	199,197	810,732
Cooper-Standard Holdings, Inc. (a)	28,605	438,228
Dana, Inc.	223,099	2,973,910
Dorman Products, Inc. (a)	44,069	5,312,077
Fox Factory Holding Corp. (a)	71,303	1,664,212
Gentherm, Inc. (a)	51,878	1,387,218
Goodyear Tire & Rubber Co. (a)	485,606	4,486,999
Holley, Inc. (a)	74,884	192,452
Luminar Technologies, Inc. (a)(b)	40,751	219,648
Phinia, Inc.	71,397	3,029,375
Solid Power, Inc. (a)(b)	260,968	274,016
Standard Motor Products, Inc.	36,131	900,746
Visteon Corp. (a)	46,515	3,610,494
XPEL, Inc. (a)	42,436	1,246,770
		28,430,841
Back Office Support, HR & Consulting — 1.0%
Acacia Research Corp. (a)	63,257	202,422
Alight, Inc., Class A	715,214	4,241,219
Barrett Business Services, Inc.	43,171	1,776,487
CRA International, Inc.	11,119	1,925,811
DLH Holdings Corp. (a)	16,911	68,490
First Advantage Corp. (a)	100,937	1,422,202
FiscalNote Holdings, Inc. (a)(b)	107,542	86,905
Forrester Research, Inc. (a)	20,111	185,826
Franklin Covey Co. (a)	19,361	534,751
Hackett Group, Inc.	43,596	1,273,875
Heidrick & Struggles International, Inc.	34,800	1,490,484
HireQuest, Inc.	8,825	105,017
Huron Consulting Group, Inc. (a)	29,937	4,294,463
ICF International, Inc.	31,889	2,709,608
Information Services Group, Inc.	63,549	248,477
Insperity, Inc.	61,193	5,460,251
Kelly Services, Inc., Class A	53,364	702,804
Kforce, Inc.	30,765	1,504,101
Korn Ferry	88,492	6,002,412
Resources Connection, Inc.	58,941	385,474

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Back Office Support, HR & Consulting (continued)
TriNet Group, Inc.	54,485	$ 4,317,391
TrueBlue, Inc. (a)	47,578	252,639
Willdan Group, Inc. (a)	21,721	884,479
		40,075,588
Banks: Diversified — 10.7%
1st Source Corp.	30,895	1,847,830
ACNB Corp.	13,699	563,851
Alerus Financial Corp.	38,267	706,409
AlTi Global, Inc. (a)(b)	56,262	171,036
Amalgamated Financial Corp.	30,887	888,001
Amerant Bancorp, Inc.	63,688	1,314,520
Ameris Bancorp	110,324	6,351,353
Ames National Corp.	14,384	252,008
Arrow Financial Corp.	27,876	732,860
Associated Banc-Corp.	275,534	6,207,781
Atlantic Union Bankshares Corp.	151,732	4,724,935
Axos Financial, Inc. (a)	91,497	5,903,386
Banc of California, Inc.	230,363	3,268,851
BancFirst Corp.	33,976	3,732,943
Banco Latinoamericano de Comercio Exterior SA	47,073	1,722,872
Bancorp, Inc. (a)(b)	78,268	4,135,681
Bank First Corp.	16,345	1,646,595
Bank of Hawaii Corp.	65,282	4,502,500
Bank of Marin Bancorp	26,912	593,948
Bank of NT Butterfield & Son Ltd.	75,958	2,956,285
Bank7 Corp.	6,987	270,676
BankUnited, Inc.	126,878	4,369,678
Bankwell Financial Group, Inc.	11,311	341,366
Banner Corp.	58,261	3,715,304
Bar Harbor Bankshares	25,785	760,658
BayCom Corp.	17,309	435,668
BCB Bancorp, Inc.	24,969	246,194
Berkshire Hills Bancorp, Inc.	72,456	1,890,377
Blue Foundry Bancorp (a)(b)	32,552	299,478
Bridgewater Bancshares, Inc. (a)	33,266	462,065
Brookline Bancorp, Inc.	148,377	1,617,309
Burke & Herbert Financial Services Corp., Class C	23,345	1,309,888
Business First Bancshares, Inc.	41,504	1,010,622
Byline Bancorp, Inc.	53,705	1,404,923
Cadence Bank	289,986	8,803,975
California BanCorp (a)(b)	41,975	601,502
Camden National Corp.	25,005	1,011,952
Capital Bancorp, Inc.	15,420	436,849
Capital City Bank Group, Inc.	23,702	852,324
Capitol Federal Financial, Inc.	206,679	1,157,402
Carter Bankshares, Inc. (a)	39,219	634,563
Cathay General Bancorp	117,658	5,062,824
Central Pacific Financial Corp.	40,646	1,099,068
Chemung Financial Corp.	5,207	247,697
ChoiceOne Financial Services, Inc.	14,086	405,254
Citizens & Northern Corp.	24,091	484,711
Citizens Financial Services, Inc.	7,478	434,098
City Holding Co.	24,064	2,826,798
Civista Bancshares, Inc.	25,568	499,599
CNB Financial Corp.	35,517	790,253
Coastal Financial Corp. (a)	19,353	1,749,705
Colony Bankcorp, Inc.	27,614	445,966
Columbia Financial, Inc. (a)	47,154	707,310
Community Financial System, Inc.	87,514	4,976,046
Community Trust Bancorp, Inc.	26,461	1,332,576
Community West Bancshares	28,875	533,610
Security	Shares	Value
Banks: Diversified (continued)
ConnectOne Bancorp, Inc.	62,265	$ 1,513,662
Customers Bancorp, Inc. (a)	49,932	2,506,586
CVB Financial Corp.	225,800	4,168,268
Dime Community Bancshares, Inc.	67,613	1,885,050
Eagle Bancorp, Inc.	49,212	1,033,452
Eastern Bankshares, Inc.	328,873	5,393,517
Enterprise Bancorp, Inc.	17,072	664,613
Enterprise Financial Services Corp.	63,095	3,390,725
Equity Bancshares, Inc., Class A	24,338	958,917
Esquire Financial Holdings, Inc.	12,203	919,862
ESSA Bancorp, Inc.	15,158	285,728
Farmers & Merchants Bancorp, Inc.	20,935	500,556
Farmers National Banc Corp.	62,588	816,773
FB Financial Corp.	60,787	2,818,085
Fidelity D&D Bancorp, Inc.	8,180	340,370
Financial Institutions, Inc.	32,558	812,648
First Bancorp, Inc.	17,796	439,917
First BanCorp./Puerto Rico	274,380	5,259,865
First Bancorp/Southern Pines NC	66,462	2,667,785
First Bancshares, Inc.	51,195	1,730,903
First Bank/Hamilton	35,195	521,238
First Busey Corp.	140,299	3,030,458
First Business Financial Services, Inc.	13,138	619,457
First Commonwealth Financial Corp.	167,802	2,607,643
First Community Bankshares, Inc.	29,294	1,104,091
First Financial Bancorp	157,596	3,936,748
First Financial Bankshares, Inc.	221,778	7,966,266
First Financial Corp.	19,543	957,216
First Financial Northwest, Inc. (b)	11,663	264,284
First Foundation, Inc.	106,587	553,187
First Internet Bancorp	13,608	364,422
First Interstate BancSystem, Inc., Class A	135,240	3,874,626
First Merchants Corp.	99,390	4,019,332
First Mid Bancshares, Inc.	39,378	1,374,292
First of Long Island Corp.	36,703	453,282
First Western Financial, Inc. (a)	14,276	280,523
Five Star Bancorp	28,782	800,140
Flagstar Financial, Inc. (b)	432,216	5,022,350
Flushing Financial Corp.	53,862	684,047
FS Bancorp, Inc.	10,816	411,116
Fulton Financial Corp.	303,966	5,498,745
FVCBankcorp, Inc. (a)	30,845	326,032
German American Bancorp, Inc.	48,055	1,802,063
Glacier Bancorp, Inc.	194,168	8,586,109
Great Southern Bancorp, Inc.	14,846	822,023
Greene County Bancorp, Inc.	11,856	285,848
Guaranty Bancshares, Inc.	13,322	533,280
Hancock Whitney Corp.	147,894	7,757,040
Hanmi Financial Corp.	53,348	1,208,866
HarborOne Bancorp, Inc.	65,616	680,438
HBT Financial, Inc.	22,122	495,754
Heritage Commerce Corp.	102,227	973,201
Heritage Financial Corp.	58,454	1,422,186
Hilltop Holdings, Inc.	79,916	2,433,442
Hingham Institution For Savings (b)	2,701	642,298
Home Bancorp, Inc.	11,855	531,104
Home BancShares, Inc.	317,564	8,977,534
HomeStreet, Inc. (a)	30,829	361,932
HomeTrust Bancshares, Inc.	25,378	869,958
Hope Bancorp, Inc.	195,486	2,046,738
Horizon Bancorp, Inc.	74,712	1,126,657
Independent Bank Corp.	104,711	5,504,654
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks: Diversified (continued)
International Bancshares Corp.	92,144	$ 5,810,601
Investar Holding Corp.	16,238	285,951
John Marshall Bancorp, Inc.	21,945	362,531
Kearny Financial Corp.	94,511	591,639
Lakeland Financial Corp.	41,282	2,453,802
LCNB Corp.	22,628	334,668
LINKBANCORP, Inc.	37,128	251,728
Live Oak Bancshares, Inc.	58,465	1,558,677
Mercantile Bank Corp.	27,217	1,182,306
Merchants Bancorp	31,210	1,154,770
Metrocity Bankshares, Inc.	31,877	878,849
Metropolitan Bank Holding Corp. (a)	18,169	1,017,282
Mid Penn Bancorp, Inc.	24,982	647,284
Middlefield Banc Corp.	12,358	345,406
Midland States Bancorp, Inc.	35,490	607,589
MidWestOne Financial Group, Inc.	31,688	938,282
MVB Financial Corp.	19,753	342,122
National Bank Holdings Corp., Class A	62,587	2,395,205
National Bankshares, Inc.	9,995	266,167
NB Bancorp, Inc. (a)	66,994	1,210,582
NBT Bancorp, Inc.	76,665	3,288,929
Nicolet Bankshares, Inc.	22,965	2,502,266
Northeast Bank	11,964	1,095,185
Northeast Community Bancorp, Inc.	20,017	469,198
Northfield Bancorp, Inc.	66,329	723,649
Northrim BanCorp, Inc.	9,183	672,379
Northwest Bancshares, Inc.	211,372	2,540,691
Norwood Financial Corp.	11,465	277,109
Oak Valley Bancorp	11,976	298,921
OceanFirst Financial Corp.	96,694	1,644,765
OFG Bancorp	77,558	3,103,871
Old National Bancorp	536,259	11,363,328
Old Second Bancorp, Inc.	75,032	1,248,532
Orange County Bancorp, Inc.	16,524	386,496
Origin Bancorp, Inc.	50,416	1,747,923
Orrstown Financial Services, Inc.	31,639	949,486
Pacific Premier Bancorp, Inc.	159,761	3,406,105
Park National Corp.	24,553	3,717,324
Parke Bancorp, Inc.	18,428	347,184
Pathward Financial, Inc.	41,884	3,055,438
PCB Bancorp	18,482	345,798
Peapack-Gladstone Financial Corp.	28,797	817,835
Peoples Bancorp of North Carolina, Inc.	7,362	200,541
Peoples Bancorp, Inc.	58,249	1,727,665
Peoples Financial Services Corp.	15,884	706,361
Pioneer Bancorp, Inc./New York (a)	20,424	239,165
Plumas Bancorp	9,736	421,277
Ponce Financial Group, Inc. (a)(b)	31,633	400,790
Preferred Bank/Los Angeles CA	11,747	982,754
Primis Financial Corp.	35,490	346,737
Princeton Bancorp, Inc.	9,003	275,042
Provident Bancorp, Inc. (a)(b)	26,739	306,964
Provident Financial Services, Inc.	212,671	3,651,561
QCR Holdings, Inc.	27,622	1,970,001
RBB Bancorp	27,401	452,117
Red River Bancshares, Inc.	7,620	393,573
Renasant Corp.	104,744	3,553,964
Republic Bancorp, Inc., Class A	14,296	912,371
S&T Bancorp, Inc.	64,258	2,380,759
Sandy Spring Bancorp, Inc.	75,462	2,109,163
Seacoast Banking Corp. of Florida	140,886	3,624,997
ServisFirst Bancshares, Inc.	86,470	7,142,422
Security	Shares	Value
Banks: Diversified (continued)
Shore Bancshares, Inc.	52,902	$ 716,293
Sierra Bancorp	22,421	625,097
Simmons First National Corp., Class A	207,277	4,255,397
SmartFinancial, Inc.	27,406	851,778
South Plains Financial, Inc.	20,322	673,065
Southern First Bancshares, Inc. (a)	13,464	443,235
Southern Missouri Bancorp, Inc.	16,399	853,076
Southern States Bancshares, Inc.	13,960	499,070
Southside Bancshares, Inc.	48,131	1,393,874
SouthState Corp.	166,683	15,471,516
Stellar Bancorp, Inc.	82,835	2,291,216
Sterling Bancorp, Inc. (a)(b)(c)	44,132	213,599
Stock Yards Bancorp, Inc.	43,792	3,024,276
Texas Capital Bancshares, Inc. (a)	79,027	5,903,317
Third Coast Bancshares, Inc. (a)	19,515	651,216
Timberland Bancorp, Inc.	13,448	405,457
Tompkins Financial Corp.	21,935	1,381,466
Towne Bank/Portsmouth VA	119,794	4,095,757
TriCo Bancshares	53,947	2,156,262
Triumph Financial, Inc. (a)	37,268	2,154,090
TrustCo Bank Corp./New York	30,684	935,248
Trustmark Corp.	101,406	3,497,493
UMB Financial Corp.	116,196	11,747,416
United Bankshares, Inc.	225,341	7,812,572
United Community Banks, Inc.	204,113	5,741,699
Unity Bancorp, Inc.	12,024	489,377
Univest Financial Corp.	49,826	1,413,065
USCB Financial Holdings, Inc.	18,411	341,708
Valley National Bancorp	797,341	7,088,362
Veritex Holdings, Inc.	88,554	2,211,193
Virginia National Bankshares Corp.	8,507	306,933
WaFd, Inc.	127,767	3,651,581
Walker & Dunlop, Inc.	54,772	4,675,338
Washington Trust Bancorp, Inc.	29,201	901,143
Waterstone Financial, Inc.	26,185	352,188
WesBanco, Inc.	143,215	4,433,936
West BanCorp, Inc.	26,551	529,427
Westamerica BanCorp	43,307	2,192,633
WSFS Financial Corp.	100,788	5,227,874
		445,334,155
Beverage: Soft Drinks — 0.4%
National Beverage Corp.	39,488	1,640,331
Primo Brands Corp.	339,712	12,056,379
Vita Coco Co., Inc. (a)	66,187	2,028,632
		15,725,342
Biotechnology(a) — 8.0%
2seventy bio, Inc.	81,801	404,097
4D Molecular Therapeutics, Inc.	86,536	279,511
89bio, Inc.	190,402	1,384,223
Absci Corp. (b)	130,877	328,501
ACADIA Pharmaceuticals, Inc. (b)	203,943	3,387,493
ACELYRIN, Inc.	128,314	316,936
Achieve Life Sciences, Inc. (b)	57,003	152,198
Acrivon Therapeutics, Inc. (b)	24,281	49,290
Actinium Pharmaceuticals, Inc.	59,942	96,507
Acumen Pharmaceuticals, Inc. (b)	83,638	92,002
ADC Therapeutics SA (b)	139,596	196,830
ADMA Biologics, Inc.	383,799	7,614,572
Adverum Biotechnologies, Inc.	33,741	147,448
Aerovate Therapeutics, Inc. (b)	21,576	54,156
Agenus, Inc. (b)	40,491	60,939
Agios Pharmaceuticals, Inc.	96,562	2,829,267

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Akebia Therapeutics, Inc.	358,955	$ 689,194
Akero Therapeutics, Inc.	126,846	5,134,726
Aldeyra Therapeutics, Inc.	82,675	475,381
Alector, Inc.	148,836	183,068
Allogene Therapeutics, Inc. (b)	209,689	306,146
Altimmune, Inc. (b)	122,559	612,795
ALX Oncology Holdings, Inc.	65,861	41,031
Amicus Therapeutics, Inc. (b)	500,048	4,080,392
AnaptysBio, Inc. (b)	36,840	684,856
Anavex Life Sciences Corp. (b)	125,726	1,078,729
ANI Pharmaceuticals, Inc.	31,871	2,133,763
Anika Therapeutics, Inc. (b)	22,850	343,436
Annexon, Inc. (b)	167,954	324,151
Apogee Therapeutics, Inc. (b)	63,891	2,386,968
Applied Therapeutics, Inc.	165,898	81,108
Arbutus Biopharma Corp. (b)	248,061	865,733
Arcellx, Inc. (b)	73,459	4,818,910
Arcturus Therapeutics Holdings, Inc. (b)	39,170	414,810
Arcus Biosciences, Inc.	90,847	713,149
Arcutis Biotherapeutics, Inc.	183,479	2,869,612
Ardelyx, Inc.	400,907	1,968,453
ArriVent Biopharma, Inc. (b)	48,817	902,626
Arrowhead Pharmaceuticals, Inc. (b)	203,454	2,592,004
ARS Pharmaceuticals, Inc. (b)	85,295	1,073,011
Artiva Biotherapeutics, Inc. (b)	25,259	75,777
Astria Therapeutics, Inc. (b)	77,714	414,993
Atossa Therapeutics, Inc. (b)	211,682	142,441
Aura Biosciences, Inc. (b)	76,693	449,421
Aurinia Pharmaceuticals, Inc.	226,357	1,819,910
Avidity Biosciences, Inc. (b)	189,147	5,583,619
Beam Therapeutics, Inc. (b)	155,859	3,043,926
Bicara Therapeutics, Inc. (b)	33,256	433,326
BioCryst Pharmaceuticals, Inc.	353,540	2,651,550
Biohaven Ltd.	146,372	3,518,783
Biomea Fusion, Inc. (b)	50,338	107,220
Black Diamond Therapeutics, Inc. (b)	74,061	114,795
Bluebird Bio, Inc. (b)	18,599	90,763
Blueprint Medicines Corp.	108,363	9,591,209
Boundless Bio, Inc.	12,582	18,999
Bridgebio Pharma, Inc. (b)	239,561	8,281,624
C4 Therapeutics, Inc. (b)	107,994	172,790
Cabaletta Bio, Inc. (b)	85,717	118,718
Candel Therapeutics, Inc.	48,390	273,404
Capricor Therapeutics, Inc. (b)	63,111	598,923
Cardiff Oncology, Inc. (b)	99,174	311,406
Cargo Therapeutics, Inc. (b)	59,246	241,131
Caribou Biosciences, Inc. (b)	152,669	139,402
Cartesian Therapeutics, Inc. (b)	17,556	231,388
Catalyst Pharmaceuticals, Inc.	190,540	4,620,595
Celcuity, Inc.	56,348	569,678
Celldex Therapeutics, Inc.	108,915	1,976,807
Century Therapeutics, Inc.	91,479	43,544
CervoMed, Inc. (b)	10,769	98,536
CG oncology, Inc.	92,084	2,255,137
Cibus, Inc. (b)	29,827	55,777
Climb Bio, Inc.	57,748	70,453
Cogent Biosciences, Inc. (b)	159,111	953,075
Coherus Biosciences, Inc. (b)	197,178	159,123
Compass Therapeutics, Inc. (b)	172,862	328,438
Corbus Pharmaceuticals Holdings, Inc. (b)	17,358	92,171
Crinetics Pharmaceuticals, Inc. (b)	155,925	5,229,725
Cullinan Therapeutics, Inc.	89,263	675,721
Cytokinetics, Inc.	194,782	7,828,289
Security	Shares	Value
Biotechnology (continued)
Day One Biopharmaceuticals, Inc.	85,950	$ 681,584
Denali Therapeutics, Inc.	211,929	2,881,175
Design Therapeutics, Inc.	50,544	195,100
Dianthus Therapeutics, Inc. (b)	41,243	748,148
Disc Medicine, Inc.	38,830	1,927,521
Dynavax Technologies Corp.	225,328	2,922,504
Dyne Therapeutics, Inc.	139,245	1,456,503
Editas Medicine, Inc. (b)	142,742	165,581
Elevation Oncology, Inc.	104,019	26,951
Entrada Therapeutics, Inc.	42,607	385,167
Erasca, Inc.	306,274	419,595
EyePoint Pharmaceuticals, Inc.	112,619	610,395
Fate Therapeutics, Inc.	177,479	140,226
Fennec Pharmaceuticals, Inc.	38,082	231,919
Fibrobiologics, Inc. (b)	50,740	45,666
Foghorn Therapeutics, Inc.	43,578	159,060
Generation Bio Co.	94,573	38,302
Geron Corp.	1,013,585	1,611,600
Greenwich Lifesciences, Inc. (b)	11,902	113,545
Guardant Health, Inc. (b)	201,117	8,567,584
Gyre Therapeutics, Inc. (b)	10,256	79,176
Halozyme Therapeutics, Inc.	212,601	13,566,070
Harvard Bioscience, Inc.	75,231	42,581
Heron Therapeutics, Inc. (b)	191,052	420,314
HilleVax, Inc. (b)	62,843	91,122
Humacyte, Inc. (b)	150,775	257,071
Ideaya Biosciences, Inc.	143,942	2,357,770
IGM Biosciences, Inc. (b)	27,469	31,589
ImmunityBio, Inc. (b)	249,781	751,841
Immunome, Inc.	120,636	811,880
Immunovant, Inc. (b)	97,871	1,672,615
Inhibrx Biosciences, Inc.	20,875	292,041
Inmune Bio, Inc. (b)	24,339	190,088
Inovio Pharmaceuticals, Inc. (b)	50,636	82,537
Inozyme Pharma, Inc. (b)	84,720	77,095
Insmed, Inc. (b)	293,831	22,416,367
Intellia Therapeutics, Inc. (b)	172,939	1,229,596
Invivyd, Inc.	128,393	77,716
Iovance Biotherapeutics, Inc. (b)	471,299	1,569,426
iTeos Therapeutics, Inc.	45,379	270,913
Janux Therapeutics, Inc. (b)	53,817	1,453,059
Jasper Therapeutics, Inc.	20,215	86,925
KalVista Pharmaceuticals, Inc. (b)	66,313	765,252
Keros Therapeutics, Inc.	50,844	518,100
Kiniksa Pharmaceuticals International PLC	64,377	1,429,813
Kodiak Sciences, Inc.	54,297	152,303
Korro Bio, Inc. (b)	10,341	180,037
Krystal Biotech, Inc.	42,274	7,622,002
Kura Oncology, Inc.	125,392	827,587
Kymera Therapeutics, Inc. (b)	80,604	2,206,132
Kyverna Therapeutics, Inc. (b)	49,093	94,750
Larimar Therapeutics, Inc.	70,068	150,646
LENZ Therapeutics, Inc. (b)	21,675	557,264
Lexeo Therapeutics, Inc.	40,158	139,348
Lexicon Pharmaceuticals, Inc. (b)	170,155	78,407
Ligand Pharmaceuticals, Inc. (b)	29,508	3,102,471
Lineage Cell Therapeutics, Inc. (b)	264,798	119,583
Lyell Immunopharma, Inc.	300,790	161,825
MacroGenics, Inc.	108,027	137,194
Madrigal Pharmaceuticals, Inc.	30,637	10,147,894
MannKind Corp. (b)	458,963	2,308,584
MeiraGTx Holdings PLC (b)	79,345	537,959
Mersana Therapeutics, Inc. (b)	204,228	70,295
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Metagenomi, Inc.	46,626	$ 63,411
Metsera, Inc. (b)	26,245	714,389
Mineralys Therapeutics, Inc.	48,855	775,817
Mirum Pharmaceuticals, Inc.	67,687	3,049,299
Monte Rosa Therapeutics, Inc. (b)	71,171	330,233
Myriad Genetics, Inc.	150,778	1,337,401
Neurogene, Inc. (b)	17,017	199,269
Nkarta, Inc.	88,805	163,401
Novavax, Inc. (b)	259,911	1,666,030
Nurix Therapeutics, Inc.	118,386	1,406,426
Nuvalent, Inc., Class A	59,891	4,247,470
Ocugen, Inc. (b)	452,107	319,323
Olema Pharmaceuticals, Inc.	68,701	258,316
Omeros Corp. (b)	96,518	793,378
Organogenesis Holdings, Inc. (b)	116,345	502,610
ORIC Pharmaceuticals, Inc. (b)	101,980	569,048
Outlook Therapeutics, Inc. (b)	13,087	15,966
Ovid therapeutics, Inc.	108,595	33,871
PepGen, Inc.	30,973	43,517
Perspective Therapeutics, Inc. (b)	93,889	199,984
Phathom Pharmaceuticals, Inc. (b)	66,870	419,275
Praxis Precision Medicines, Inc.	29,076	1,101,108
Precigen, Inc. (b)	230,938	344,098
Prelude Therapeutics, Inc.	26,682	20,492
Prime Medicine, Inc. (b)	97,433	193,892
ProKidney Corp. (b)	125,703	110,141
Protagonist Therapeutics, Inc.	99,593	4,816,318
Prothena Corp. PLC (b)	73,244	906,395
PTC Therapeutics, Inc. (b)	129,794	6,614,302
Puma Biotechnology, Inc.	67,080	198,557
Pyxis Oncology, Inc. (b)	97,372	95,415
Q32 Bio, Inc.	10,957	18,079
Rapport Therapeutics, Inc. (b)	16,003	160,510
RAPT Therapeutics, Inc. (b)	58,803	71,740
Recursion Pharmaceuticals, Inc., Class A (b)	425,209	2,249,356
REGENXBIO, Inc.	79,442	568,010
Regulus Therapeutics, Inc.	125,916	220,353
Relay Therapeutics, Inc.	209,651	549,286
Renovaro, Inc.	199,242	108,228
Replimune Group, Inc.	116,636	1,137,201
Revolution Medicines, Inc.	289,741	10,245,242
Rhythm Pharmaceuticals, Inc.	93,303	4,942,260
Rigel Pharmaceuticals, Inc.	30,035	540,330
Rocket Pharmaceuticals, Inc.	131,134	874,664
Sage Therapeutics, Inc.	91,506	727,473
Sana Biotechnology, Inc. (b)	224,246	376,733
Savara, Inc. (b)	193,344	535,563
Scholar Rock Holding Corp.	132,105	4,247,176
Septerna, Inc.	32,007	185,321
Shattuck Labs, Inc. (b)	77,991	74,099
Skye Bioscience, Inc. (b)	34,337	54,596
Soleno Therapeutics, Inc.	44,031	3,146,015
Solid Biosciences, Inc.	34,181	126,470
SpringWorks Therapeutics, Inc.	117,156	5,170,094
Spyre Therapeutics, Inc. (b)	68,055	1,098,067
Stoke Therapeutics, Inc. (b)	61,368	408,097
Summit Therapeutics, Inc. (b)	157,416	3,036,555
Sutro Biopharma, Inc.	149,383	97,189
Syndax Pharmaceuticals, Inc.	141,074	1,733,094
Tango Therapeutics, Inc.	86,497	118,501
Taysha Gene Therapies, Inc. (b)	297,219	413,134
Tenaya Therapeutics, Inc.	94,093	53,642
Security	Shares	Value
Biotechnology (continued)
Tevogen Bio Holdings, Inc.	38,654	$ 41,746
TG Therapeutics, Inc.	237,934	9,381,738
Tourmaline Bio, Inc.	39,833	605,860
Travere Therapeutics, Inc.	143,127	2,564,836
TScan Therapeutics, Inc.	65,296	90,108
Tyra Biosciences, Inc. (b)	34,306	319,046
Upstream Bio, Inc.	30,007	183,643
UroGen Pharma Ltd. (b)	64,551	713,934
Vanda Pharmaceuticals, Inc. (b)	93,404	428,724
Vaxcyte, Inc.	211,621	7,990,809
Vera Therapeutics, Inc. (b)	76,247	1,831,453
Veracyte, Inc.	130,959	3,882,934
Verastem, Inc.	66,109	398,637
Vericel Corp.	83,690	3,734,248
Verve Therapeutics, Inc. (b)	122,383	559,290
Vir Biotechnology, Inc.	150,027	972,175
Viridian Therapeutics, Inc. (b)	123,234	1,661,194
Werewolf Therapeutics, Inc.	60,786	59,096
X4 Pharmaceuticals, Inc. (b)	278,510	65,840
XBiotech, Inc.	36,896	119,543
Xencor, Inc.	113,542	1,208,087
XOMA Royalty Corp.	14,283	284,660
Y-mAbs Therapeutics, Inc. (b)	63,465	281,150
Zenas Biopharma, Inc. (b)	26,476	209,160
Zentalis Pharmaceuticals, Inc. (b)	95,310	151,543
Zevra Therapeutics, Inc.	91,121	682,496
Zura Bio Ltd.	84,079	108,462
Zymeworks, Inc. (b)	91,960	1,095,244
		332,435,859
Building Materials — 0.4%
Aspen Aerogels, Inc. (a)	106,295	679,225
Caesarstone Ltd. (a)(b)	41,266	100,276
Gibraltar Industries, Inc. (a)	52,243	3,064,575
Griffon Corp.	64,082	4,581,863
Masterbrand, Inc. (a)	216,764	2,830,938
Patrick Industries, Inc.	55,226	4,669,911
SmartRent, Inc. (a)	326,978	395,643
		16,322,431
Building Products — 1.1%
American Woodmark Corp. (a)	26,284	1,546,288
Apogee Enterprises, Inc.	36,871	1,708,234
AZZ, Inc.	50,038	4,183,677
CSW Industrials, Inc. (b)	28,546	8,321,730
Janus International Group, Inc. (a)(b)	243,720	1,754,784
JELD-WEN Holding, Inc. (a)	142,434	850,331
Modine Manufacturing Co. (a)(b)	88,035	6,756,686
SPX Technologies, Inc. (a)	76,730	9,881,289
Tecnoglass, Inc.	38,447	2,750,883
Zurn Elkay Water Solutions Corp.	245,496	8,096,458
		45,850,360
Cable Television Services — 0.1%
AMC Networks, Inc., Class A (a)	53,969	371,307
Cable One, Inc.	9,677	2,571,856
Gray Media, Inc.	146,229	631,709
Liberty Latin America Ltd., Class A (a)	52,140	330,046
Liberty Latin America Ltd., Class C (a)(b)	223,507	1,387,979
WideOpenWest, Inc. (a)	80,553	398,737
		5,691,634
Capital Markets — 0.9%
B Riley Financial, Inc. (b)	37,404	144,753
BGC Group, Inc., Class A	609,520	5,589,298

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Diamond Hill Investment Group, Inc.	4,563	$ 651,779
Forge Global Holdings, Inc. (a)(b)	186,350	104,729
Moelis & Co., Class A	113,721	6,636,757
Open Lending Corp. (a)	177,310	489,376
P10, Inc., Class A	70,361	826,742
Patria Investments Ltd., Class A	94,911	1,071,545
Perella Weinberg Partners	89,185	1,641,004
Piper Sandler Cos.	29,589	7,328,012
PJT Partners, Inc., Class A	39,717	5,476,180
StoneX Group, Inc. (a)	70,737	5,402,892
Victory Capital Holdings, Inc., Class A	70,101	4,056,745
		39,419,812
Casinos & Gambling — 0.4%
Accel Entertainment, Inc. (a)	89,016	883,039
Everi Holdings, Inc. (a)	139,547	1,907,607
Full House Resorts, Inc. (a)	55,649	232,613
Inspired Entertainment, Inc. (a)	36,190	309,063
International Game Technology PLC	194,265	3,158,749
Monarch Casino & Resort, Inc.	22,034	1,713,143
Red Rock Resorts, Inc., Class A	83,833	3,635,837
Rush Street Interactive, Inc. (a)	131,733	1,412,178
Super Group SGHC Ltd.	256,862	1,654,191
		14,906,420
Chemicals — 0.0%
Intrepid Potash, Inc. (a)	17,741	521,408
Chemicals: Diversified — 0.4%
AdvanSix, Inc.	44,230	1,001,809
American Vanguard Corp.	40,717	179,155
ASP Isotopes, Inc. (a)(b)	89,256	418,611
Codexis, Inc. (a)	137,295	369,324
Core Molding Technologies, Inc. (a)	13,705	208,316
Innospec, Inc.	42,486	4,025,548
Koppers Holdings, Inc.	33,424	935,872
Lightwave Logic, Inc. (a)(b)	203,621	208,712
LSB Industries, Inc. (a)(b)	89,749	591,446
Northern Technologies International Corp.	15,691	163,343
Orion SA	99,529	1,286,910
PureCycle Technologies, Inc. (a)(b)	207,862	1,438,405
Quaker Chemical Corp.	23,630	2,920,904
Rayonier Advanced Materials, Inc. (a)	110,470	635,202
Stepan Co.	36,017	1,982,376
		16,365,933
Chemicals: Specialty — 1.2%
Arq, Inc. (a)	50,743	211,598
Avient Corp.	153,936	5,720,262
Balchem Corp.	55,095	9,145,770
Cabot Corp.	91,374	7,596,835
Ecovyst, Inc. (a)	201,034	1,246,411
Hawkins, Inc.	33,028	3,498,326
HB Fuller Co.	93,327	5,237,511
Ingevity Corp. (a)	62,323	2,467,368
Kronos Worldwide, Inc.	38,686	289,371
Mativ Holdings, Inc.	93,148	580,312
Minerals Technologies, Inc.	54,105	3,439,455
Oil-Dri Corp. of America	16,386	752,445
Perimeter Solutions, Inc. (a)	229,911	2,315,204
Rogers Corp. (a)	32,210	2,175,141
Sensient Technologies Corp.	71,810	5,344,818
Security	Shares	Value
Chemicals: Specialty (continued)
Tronox Holdings PLC	200,300	$ 1,410,112
Valhi, Inc.	3,801	61,766
		51,492,705
Coal — 0.5%
Alpha Metallurgical Resources, Inc. (a)	18,821	2,357,330
Core Natural Resources, Inc.	89,595	6,907,775
Hallador Energy Co. (a)	42,603	523,165
NACCO Industries, Inc., Class A	7,217	243,429
Peabody Energy Corp.	216,466	2,933,114
Ramaco Resources, Inc., Class A	43,491	357,931
Ramaco Resources, Inc., Class B	9,223	65,576
SunCoke Energy, Inc.	140,292	1,290,686
Warrior Met Coal, Inc.	88,360	4,216,539
		18,895,545
Commercial Finance & Mortgage Companies — 0.7%
Enact Holdings, Inc.	48,606	1,689,059
Federal Agricultural Mortgage Corp., Class C	15,635	2,931,719
Mr. Cooper Group, Inc. (a)	107,537	12,861,425
PennyMac Financial Services, Inc.	45,566	4,561,612
Radian Group, Inc.	258,272	8,541,055
Velocity Financial, Inc. (a)(b)	14,559	272,399
		30,857,269
Commercial Services & Supplies — 0.8%
ACV Auctions, Inc., Class A (a)(b)	252,184	3,553,273
Casella Waste Systems, Inc., Class A (a)(b)	106,422	11,867,117
CoreCivic, Inc. (a)	186,027	3,774,488
Enviri Corp. (a)	131,775	876,304
GEO Group, Inc. (a)	216,927	6,336,438
LanzaTech Global, Inc. (a)(b)	188,492	45,634
Lifecore Biomedical, Inc. (a)(b)	36,236	255,101
Liquidity Services, Inc. (a)	37,082	1,149,913
Montrose Environmental Group, Inc. (a)	54,310	774,461
NL Industries, Inc.	14,377	113,578
Perma-Fix Environmental Services, Inc. (a)(b)	25,082	182,346
Quest Resource Holding Corp. (a)(b)	34,389	89,411
UniFirst Corp.	25,661	4,465,014
		33,483,078
Commercial Services: Rental & Leasing — 0.8%
FTAI Aviation Ltd.	173,115	19,220,958
GATX Corp.	60,829	9,444,919
Greenbrier Cos., Inc.	52,525	2,690,331
Willis Lease Finance Corp.	4,920	777,212
		32,133,420
Commercial Vehicles & Parts — 0.1%
Blue Bird Corp. (a)	54,206	1,754,648
Hyliion Holdings Corp. (a)	235,217	329,304
REV Group, Inc.	88,019	2,781,401
Wabash National Corp.	72,466	800,749
		5,666,102
Communications Equipment — 0.0%
CommScope Holding Co., Inc. (a)	364,241	1,934,120
Communications Technology — 0.8%
ADTRAN Holdings, Inc. (a)	135,919	1,185,214
Anterix, Inc. (a)	17,086	625,348
Aviat Networks, Inc. (a)(b)	18,517	354,971
Bandwidth, Inc., Class A (a)(b)	42,637	558,545
Calix, Inc. (a)	101,394	3,593,403
Clearfield, Inc. (a)	20,534	610,270
Digi International, Inc. (a)	61,558	1,713,159
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Technology (continued)
Extreme Networks, Inc. (a)	219,760	$ 2,907,425
Harmonic, Inc. (a)	186,252	1,786,157
InterDigital, Inc.	43,110	8,912,993
NETGEAR, Inc. (a)(b)	47,009	1,149,840
Powerfleet, Inc. (a)(b)	163,582	898,065
Ribbon Communications, Inc. (a)	156,409	613,123
Viasat, Inc. (a)	213,353	2,223,138
Viavi Solutions, Inc. (a)	375,258	4,199,137
		31,330,788
Computer Services Software & Systems — 4.7%
3D Systems Corp. (a)(b)	212,721	450,969
A10 Networks, Inc.	121,657	1,987,875
ACI Worldwide, Inc. (a)	179,745	9,833,849
Adeia, Inc.	186,224	2,461,881
Appian Corp., Class A (a)	69,257	1,995,294
ASGN, Inc. (a)(b)	73,598	4,638,146
Blackbaud, Inc. (a)	69,085	4,286,724
Blackline, Inc. (a)(b)	98,362	4,762,688
Box, Inc., Class A (a)	240,014	7,406,832
Bumble, Inc., Class A (a)	159,999	694,396
Cantaloupe, Inc. (a)	99,921	786,378
Cargurus, Inc. (a)	147,832	4,306,346
CommVault Systems, Inc. (a)	74,388	11,735,451
Conduent, Inc. (a)	273,380	738,126
Corsair Gaming, Inc. (a)	74,705	661,886
Cricut, Inc., Class A	78,746	405,542
Daily Journal Corp. (a)(b)	2,397	953,287
Diebold Nixdorf, Inc. (a)	43,568	1,904,793
Digimarc Corp. (a)(b)	26,177	335,589
Digital Turbine, Inc. (a)	167,928	455,925
Domo, Inc., Class B (a)	56,989	442,235
D-Wave Quantum, Inc. (a)(b)	310,773	2,361,875
E2open Parent Holdings, Inc. (a)(b)	355,958	711,916
eGain Corp. (a)(b)	30,296	146,936
EverQuote, Inc., Class A (a)	43,318	1,134,498
Everspin Technologies, Inc. (a)	31,883	162,603
ExlService Holdings, Inc. (a)	267,889	12,647,040
fuboTV, Inc. (a)	549,577	1,604,765
Getty Images Holdings, Inc. (a)(b)	167,994	290,630
Grid Dynamics Holdings, Inc. (a)	96,314	1,507,314
Grindr, Inc. (a)(b)	41,952	750,941
Immersion Corp.	51,829	392,864
Insight Enterprises, Inc. (a)(b)	46,404	6,960,136
Integral Ad Science Holding Corp. (a)	124,697	1,005,058
IonQ, Inc. (a)(b)	342,654	7,562,374
Logility Supply Chain Solutions, Inc., Class A	52,992	755,666
Maximus, Inc.	97,154	6,624,931
MediaAlpha, Inc., Class A (a)	49,518	457,546
Mitek Systems, Inc. (a)(b)	75,850	625,762
NCR Atleos Corp. (a)	122,968	3,243,896
NCR Voyix Corp. (a)(b)	249,108	2,428,803
NetScout Systems, Inc. (a)	118,590	2,491,576
Nextdoor Holdings, Inc. (a)	299,658	458,477
NextNav, Inc. (a)	133,734	1,627,543
OneSpan, Inc.	63,049	961,497
PagerDuty, Inc. (a)	152,611	2,788,203
PAR Technology Corp. (a)	57,313	3,515,579
PlayAGS, Inc. (a)	65,364	791,558
Progress Software Corp.	72,465	3,732,672
PROS Holdings, Inc. (a)	78,627	1,496,272
Qualys, Inc. (a)	63,275	7,968,221
Security	Shares	Value
Computer Services Software & Systems (continued)
QuinStreet, Inc. (a)	90,871	$ 1,621,139
Rapid7, Inc. (a)	105,498	2,796,752
Red Violet, Inc.	18,756	705,038
Rekor Systems, Inc. (a)	114,842	101,830
Rigetti Computing, Inc. (a)(b)	321,616	2,547,199
Rimini Street, Inc. (a)	83,484	290,524
Sapiens International Corp. NV	52,940	1,434,145
Shutterstock, Inc.	41,018	764,165
SolarWinds Corp.	93,110	1,716,017
SPS Commerce, Inc. (a)	64,239	8,526,442
System1, Inc. (a)	71,276	27,178
Telos Corp. (a)(b)	98,985	235,584
Tenable Holdings, Inc. (a)	200,963	7,029,686
TrueCar, Inc. (a)	144,542	228,376
TTEC Holdings, Inc.	31,604	103,977
Unisys Corp. (a)	113,622	521,525
V2X, Inc. (a)	24,147	1,184,410
Varonis Systems, Inc. (a)	187,897	7,600,434
Verint Systems, Inc. (a)	104,974	1,873,786
WNS Holdings Ltd. (a)	73,206	4,501,437
Workiva, Inc., Class A (a)	86,075	6,533,953
Yelp, Inc. (a)	110,344	4,086,038
Yext, Inc. (a)	180,866	1,114,135
Ziff Davis, Inc. (a)	75,207	2,826,279
ZipRecruiter, Inc., Class A (a)	123,871	729,600
		197,551,013
Construction — 1.5%
Arcosa, Inc.	82,706	6,378,287
Centuri Holdings, Inc. (a)	28,996	475,244
Concrete Pumping Holdings, Inc.	38,751	211,581
Construction Partners, Inc., Class A (a)(b)	78,643	5,652,072
Dycom Industries, Inc. (a)	48,409	7,374,627
Frontdoor, Inc. (a)	131,266	5,043,240
Granite Construction, Inc.	75,052	5,658,921
Great Lakes Dredge & Dock Corp. (a)	109,779	955,077
IES Holdings, Inc. (a)	14,122	2,331,683
Knife River Corp. (a)(b)	96,827	8,734,764
Limbach Holdings, Inc. (a)	17,656	1,314,842
MYR Group, Inc. (a)	27,348	3,092,785
Orion Group Holdings, Inc. (a)	61,851	323,481
Primoris Services Corp.	91,094	5,229,707
Smith-Midland Corp. (a)(b)	7,806	242,532
Southland Holdings, Inc. (a)	20,079	60,036
Sterling Infrastructure, Inc. (a)	50,845	5,756,163
Tutor Perini Corp. (a)	74,758	1,732,890
		60,567,932
Consumer Finance — 0.9%
Bread Financial Holdings, Inc.	45,593	2,283,297
Cass Information Systems, Inc.	23,340	1,009,455
Consumer Portfolio Services, Inc. (a)	13,862	120,183
Dave, Inc. (a)	13,489	1,115,001
EVERTEC, Inc.	109,906	4,041,244
Flywire Corp. (a)	203,625	1,934,437
Green Dot Corp., Class A (a)	91,741	774,294
Marqeta, Inc., Class A (a)	808,255	3,330,011
Medallion Financial Corp.	31,815	277,109
Moneylion, Inc. (a)	14,665	1,268,669
NerdWallet, Inc., Class A (a)	59,160	535,398
OppFi, Inc.	30,166	280,544
Payoneer Global, Inc. (a)	461,100	3,370,641
Paysafe Ltd. (a)(b)	55,484	870,544

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Priority Technology Holdings, Inc. (a)	32,259	$ 219,845
Remitly Global, Inc. (a)	254,413	5,291,790
Repay Holdings Corp. (a)(b)	146,231	814,507
StoneCo Ltd., Class A (a)	487,852	5,112,689
Upstart Holdings, Inc. (a)(b)	133,826	6,160,011
		38,809,669
Consumer Lending — 0.4%
Atlanticus Holdings Corp. (a)	9,254	473,342
Encore Capital Group, Inc. (a)	39,476	1,353,237
Enova International, Inc. (a)	43,440	4,194,567
LendingClub Corp. (a)	189,293	1,953,504
LendingTree, Inc. (a)	16,597	834,331
Navient Corp.	130,710	1,650,867
Nelnet, Inc., Class A	24,364	2,702,699
PRA Group, Inc. (a)	66,886	1,379,189
Regional Management Corp.	14,018	422,082
World Acceptance Corp. (a)	5,846	739,811
		15,703,629
Consumer Services: Miscellaneous — 0.0%
Cars.com, Inc. (a)	111,020	1,251,195
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA	247,933	748,758
Clearwater Paper Corp. (a)	28,007	710,538
Greif, Inc., Class A	42,822	2,354,782
Greif, Inc., Class B	8,075	478,686
Karat Packaging, Inc.	11,366	302,108
Myers Industries, Inc.	63,373	756,040
O-I Glass, Inc. (a)	265,041	3,040,020
Pactiv Evergreen, Inc.	69,740	1,256,017
Ranpak Holdings Corp. (a)(b)	75,481	409,107
TriMas Corp.	68,207	1,598,090
		11,654,146
Diversified Consumer Services — 0.0%
Nerdy, Inc. (a)(b)	115,425	163,904
Diversified Financial Services — 0.3%
Burford Capital Ltd.	341,486	4,511,030
European Wax Center, Inc., Class A (a)	56,084	221,532
MBIA, Inc. (a)	72,954	363,311
NMI Holdings, Inc. (a)	133,714	4,820,390
SWK Holdings Corp. (a)	4,902	85,246
Tiptree, Inc.	43,461	1,046,975
		11,048,484
Diversified Media — 0.0%
EW Scripps Co., Class A (a)	95,712	283,308
Diversified Retail — 0.3%
1stdibs.com, Inc. (a)	50,712	154,165
Blink Charging Co. (a)(b)	159,832	146,678
FirstCash Holdings, Inc.	65,636	7,897,324
Groupon, Inc. (a)(b)	39,956	749,974
PriceSmart, Inc.	42,771	3,757,432
Savers Value Village, Inc. (a)(b)	39,036	269,348
Winmark Corp.	4,922	1,564,556
		14,539,477
Diversified Telecommunication Services — 0.5%
AST SpaceMobile, Inc., Class A (a)(b)	228,304	5,191,633
BlackSky Technology, Inc. (a)(b)	42,784	330,720
EchoStar Corp., Class A (a)	207,469	5,307,057
Security	Shares	Value
Diversified Telecommunication Services (continued)
Globalstar, Inc. (a)(b)	82,003	$ 1,710,583
IDT Corp., Class B	26,555	1,362,537
Lumen Technologies, Inc. (a)	1,725,032	6,762,125
		20,664,655
Education Services — 0.9%
Adtalem Global Education, Inc. (a)	63,891	6,429,990
American Public Education, Inc. (a)	26,038	581,168
Chegg, Inc. (a)(b)	172,951	110,550
Coursera, Inc. (a)	237,424	1,581,244
Graham Holdings Co., Class B	5,439	5,226,118
KinderCare Learning Cos., Inc. (a)(b)	48,010	556,436
Laureate Education, Inc. (a)	222,007	4,540,043
Lincoln Educational Services Corp. (a)	45,055	715,023
Perdoceo Education Corp.	110,476	2,781,786
Strategic Education, Inc.	37,838	3,176,878
Stride, Inc. (a)	72,567	9,179,726
Udemy, Inc. (a)	153,495	1,191,121
Universal Technical Institute, Inc. (a)	79,261	2,035,422
		38,105,505
Electrical Equipment — 0.8%
Allient, Inc.	24,324	534,641
American Superconductor Corp. (a)(b)	60,466	1,096,853
Array Technologies, Inc. (a)(b)	262,628	1,278,998
Atkore, Inc.	61,106	3,665,749
Bloom Energy Corp., Class A (a)(b)	342,547	6,734,474
ChargePoint Holdings, Inc. (a)(b)	656,866	397,404
Energy Vault Holdings, Inc. (a)(b)	175,717	122,194
Enovix Corp. (a)(b)	280,296	2,057,373
Fluence Energy, Inc. (a)(b)	105,055	509,517
FuelCell Energy, Inc. (a)(b)	30,737	141,083
GrafTech International Ltd. (a)	446,697	390,592
LSI Industries, Inc.	48,283	820,811
NANO Nuclear Energy, Inc. (a)(b)	41,721	1,103,938
Net Power, Inc. (a)	38,138	100,303
NuScale Power Corp. (a)(b)	144,382	2,044,449
Plug Power, Inc. (a)(b)	1,359,040	1,834,704
Powell Industries, Inc. (b)	16,022	2,729,027
SES AI Corp. (a)(b)	219,590	114,340
Shoals Technologies Group, Inc., Class A (a)	282,834	939,009
SolarMax Technology, Inc. (a)	11,106	13,327
Solidion Technology, Inc. (a)	140,220	16,911
Stem, Inc. (a)(b)	240,134	84,119
Sunrun, Inc. (a)(b)	374,075	2,192,079
T1 Energy, Inc. (a)(b)	184,516	232,490
Thermon Group Holdings, Inc. (a)	57,443	1,599,788
TPI Composites, Inc. (a)(b)	92,868	74,852
Ultralife Corp. (a)	20,061	107,928
Vicor Corp. (a)	39,121	1,830,080
		32,767,033
Electronic Components — 0.1%
Aeva Technologies, Inc. (a)(b)	37,169	260,183
Methode Electronics, Inc.	59,814	381,613
NVE Corp.	7,781	495,961
TTM Technologies, Inc. (a)	172,065	3,529,053
		4,666,810
Electronic Entertainment — 0.0%
Turtle Beach Corp. (a)	27,865	397,634
Electronic Equipment, Instruments & Components — 2.4%
Advanced Energy Industries, Inc.	63,786	6,079,444
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Atmus Filtration Technologies, Inc.	142,808	$ 5,245,338
Badger Meter, Inc.	50,093	9,530,193
Bel Fuse, Inc., Class A	2,956	213,009
Bel Fuse, Inc., Class B (b)	17,798	1,332,358
Belden, Inc.	69,091	6,926,373
Benchmark Electronics, Inc.	61,279	2,330,440
Climb Global Solutions, Inc.	7,253	803,342
CTS Corp.	50,755	2,108,870
Daktronics, Inc. (a)	68,284	831,699
ePlus, Inc. (a)	45,050	2,749,402
ESCO Technologies, Inc.	44,117	7,019,897
Evolv Technologies Holdings, Inc. (a)(b)	221,817	692,069
FARO Technologies, Inc. (a)(b)	33,347	910,373
Graham Corp. (a)	17,620	507,808
Insteel Industries, Inc.	30,810	810,303
Itron, Inc. (a)	76,991	8,065,577
Kimball Electronics, Inc. (a)	42,278	695,473
Knowles Corp. (a)	149,301	2,269,375
Mesa Laboratories, Inc.	8,898	1,055,837
MicroVision, Inc. (a)(b)	356,737	442,354
Mirion Technologies, Inc. (a)	352,049	5,104,711
Napco Security Technologies, Inc.	59,366	1,366,605
nLight, Inc. (a)(b)	77,726	603,931
Novanta, Inc. (a)	61,145	7,818,611
OSI Systems, Inc. (a)(b)	27,039	5,254,759
Ouster, Inc. (a)	79,354	712,599
PC Connection, Inc.	20,039	1,250,834
Plexus Corp. (a)	45,695	5,854,900
Richardson Electronics Ltd.	20,035	223,591
Sanmina Corp. (a)	91,547	6,974,051
Standard BioTools, Inc. (a)	509,005	549,726
Stoneridge, Inc. (a)	49,111	225,420
Vishay Intertechnology, Inc.	215,584	3,427,786
Vishay Precision Group, Inc. (a)(b)	20,034	482,619
Xperi, Inc. (a)(b)	77,607	599,126
		101,068,803
Electronics(a) — 0.3%
Agilysys, Inc.	38,537	2,795,474
NEXTracker, Inc., Class A	245,802	10,358,096
		13,153,570
Energy Equipment — 0.1%
Cactus, Inc., Class A	113,590	5,205,830
Energy Equipment & Services — 2.1%
Archrock, Inc.	284,417	7,463,102
Aris Water Solution, Inc., Class A	46,034	1,474,929
Atlas Energy Solutions, Inc. (b)	116,776	2,083,284
Borr Drilling Ltd.	395,341	865,797
Bristow Group, Inc. (a)	42,208	1,332,929
ChampionX Corp.	325,144	9,689,291
Core Laboratories, Inc. (b)	78,602	1,178,244
DMC Global, Inc. (a)	30,896	260,144
DNOW, Inc. (a)	180,545	3,083,709
Drilling Tools International Corp. (a)	18,747	44,430
Expro Group Holdings NV (a)(b)	159,544	1,585,867
Flowco Holdings, Inc., Class A, Class A (a)	33,407	856,890
Forum Energy Technologies, Inc. (a)	19,935	400,893
Geospace Technologies Corp. (a)	20,530	148,021
Helix Energy Solutions Group, Inc. (a)	248,004	2,060,913
Helmerich & Payne, Inc.	164,744	4,303,113
Innovex International, Inc. (a)(b)	58,508	1,050,804
Kodiak Gas Services, Inc.	76,686	2,860,388
Security	Shares	Value
Energy Equipment & Services (continued)
Liberty Energy, Inc., Class A	269,823	$ 4,271,298
Mammoth Energy Services, Inc. (a)	45,251	92,312
Matrix Service Co. (a)	44,635	554,813
Nabors Industries Ltd. (a)	15,767	657,642
Natural Gas Services Group, Inc. (a)	17,649	387,749
Noble Corp. PLC	226,224	5,361,509
NPK International, Inc. (a)	142,970	830,656
Oceaneering International, Inc. (a)	172,360	3,759,172
Oil States International, Inc. (a)	100,460	517,369
Patterson-UTI Energy, Inc.	663,197	5,451,479
ProFrac Holding Corp., Class A (a)(b)	34,872	264,678
ProPetro Holding Corp. (a)	146,450	1,076,407
Ranger Energy Services, Inc., Class A	25,809	366,230
RPC, Inc.	145,111	798,111
SEACOR Marine Holdings, Inc. (a)	38,831	196,485
Seadrill Ltd. (a)(b)	118,702	2,967,550
Select Water Solutions, Inc.	153,849	1,615,414
Sitio Royalties Corp., Class A	138,392	2,749,849
Solaris Energy Infrastructure, Inc.	42,844	932,285
TETRA Technologies, Inc. (a)	216,640	727,910
Tidewater, Inc. (a)	83,140	3,514,328
Transocean Ltd. (a)(b)	1,244,068	3,943,696
Valaris Ltd. (a)(b)	105,066	4,124,891
		85,904,581
Engineering & Contracting Services — 0.5%
908 Devices, Inc. (a)(b)	49,797	223,090
Ameresco, Inc., Class A (a)	55,595	671,587
Argan, Inc.	21,533	2,824,484
Bowman Consulting Group Ltd. (a)	22,407	489,145
Exponent, Inc.	86,145	6,982,914
Fluor Corp. (a)	291,005	10,423,799
Mistras Group, Inc. (a)	34,384	363,783
		21,978,802
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Class A (a)	687,712	1,973,734
Atlanta Braves Holdings, Inc., Class A (a)(b)	17,660	774,744
Atlanta Braves Holdings, Inc., Class C (a)(b)	85,687	3,428,337
Cinemark Holdings, Inc.	188,097	4,681,734
Eventbrite, Inc., Class A (a)	134,894	284,626
Golden Entertainment, Inc.	33,296	878,682
Golden Matrix Group, Inc. (a)(b)	39,654	78,118
IMAX Corp. (a)(b)	73,879	1,946,712
Lions Gate Entertainment Corp., Class A (a)(b)	102,720	909,072
Lions Gate Entertainment Corp., Class B (a)	213,663	1,692,211
LiveOne, Inc. (a)(b)	135,674	94,836
Madison Square Garden Entertainment Corp. (a)	67,511	2,210,310
Playstudios, Inc. (a)	158,927	201,837
Reservoir Media, Inc. (a)(b)	32,658	249,181
Sphere Entertainment Co., Class A (a)(b)	46,838	1,532,539
Vivid Seats, Inc., Class A (a)(b)	130,153	385,253
		21,321,926
Environmental, Maintenance, & Security Service — 0.3%
ABM Industries, Inc.	107,757	5,103,372
BrightView Holdings, Inc. (a)	97,520	1,252,157
Brink’s Co.	75,578	6,511,800
Healthcare Services Group, Inc. (a)	127,016	1,280,321
		14,147,650

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Data & Systems(a) — 0.1%
Donnelley Financial Solutions, Inc.	43,988	$ 1,922,715
I3 Verticals, Inc., Class A	38,597	952,188
		2,874,903
Financial Services — 0.3%
Cannae Holdings, Inc.	94,921	1,739,902
Compass Diversified Holdings	114,527	2,138,219
HA Sustainable Infrastructure Capital, Inc.	196,847	5,755,806
International Money Express, Inc. (a)	54,949	693,456
NewtekOne, Inc.	42,736	511,123
Onity Group, Inc. (a)	10,557	341,202
Pagseguro Digital Ltd., Class A (a)(b)	323,627	2,469,274
Paysign, Inc. (a)	61,000	129,320
		13,778,302
Food & Staples Retailing — 0.7%
Ingles Markets, Inc., Class A	25,010	1,628,901
Natural Grocers by Vitamin Cottage, Inc.	15,769	633,914
Sprouts Farmers Market, Inc. (a)	171,692	26,207,067
Village Super Market, Inc., Class A	14,220	540,502
Weis Markets, Inc.	27,733	2,136,828
		31,147,212
Food Products — 0.8%
B&G Foods, Inc.	133,269	915,558
Beyond Meat, Inc. (a)(b)	100,296	305,903
Calavo Growers, Inc.	28,814	691,248
Cal-Maine Foods, Inc.	69,881	6,352,183
Forafric Global PLC (a)(b)	9,653	83,016
Hain Celestial Group, Inc. (a)	154,776	642,320
J & J Snack Foods Corp.	26,055	3,431,965
John B Sanfilippo & Son, Inc.	14,953	1,059,570
Krispy Kreme, Inc.	142,712	702,143
Lancaster Colony Corp.	33,346	5,835,550
Lifeway Foods, Inc. (a)	7,054	172,470
Mama’s Creations, Inc. (a)	53,617	349,047
Mission Produce, Inc. (a)	74,996	785,958
Nathan’s Famous, Inc.	4,942	476,285
Seneca Foods Corp., Class A (a)(b)	7,876	701,279
Simply Good Foods Co. (a)	155,560	5,365,264
SunOpta, Inc. (a)	158,304	769,357
TreeHouse Foods, Inc. (a)	80,968	2,193,423
Utz Brands, Inc.	112,221	1,580,072
WK Kellogg Co.	112,843	2,248,961
		34,661,572
Foods — 0.2%
Chefs’ Warehouse, Inc. (a)	59,714	3,252,025
HF Foods Group, Inc. (a)	80,529	394,592
SpartanNash Co.	58,244	1,180,023
United Natural Foods, Inc. (a)	100,453	2,751,408
		7,578,048
Forest Products — 0.4%
Boise Cascade Co.	66,395	6,512,686
UFP Industries, Inc.	103,137	11,039,784
		17,552,470
Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	74,339	1,175,300
Security	Shares	Value
Forms & Bulk Printing Services (continued)
Ennis, Inc.	43,358	$ 871,062
Quad/Graphics, Inc.	55,685	303,483
		2,349,845
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	24,442	718,106
Westrock Coffee Co. (a)(b)	60,970	440,203
		1,158,309
Funeral Parlors & Cemeteries — 0.0%
Carriage Services, Inc.	23,569	913,299
Matthews International Corp., Class A	51,431	1,143,825
		2,057,124
Gold(a) — 0.1%
i-80 Gold Corp. (b)	516,981	300,780
Novagold Resources, Inc.	421,783	1,231,606
Perpetua Resources Corp. (b)	66,452	710,372
		2,242,758
Health Care Equipment & Supplies — 0.2%
Nano-X Imaging Ltd. (a)(b)	91,766	458,371
OmniAb, Inc., 12.50 Earnout Shares (c)	9,003	—
OmniAb, Inc., 15.00 Earnout Shares (c)	9,003	—
Paragon 28, Inc. (a)(b)	79,454	1,037,669
RadNet, Inc. (a)	112,673	5,602,102
		7,098,142
Health Care Facilities — 0.4%
Ensign Group, Inc.	94,592	12,240,205
National HealthCare Corp.	21,059	1,954,275
Select Medical Holdings Corp.	184,895	3,087,746
Sight Sciences, Inc. (a)	57,279	137,470
		17,419,696
Health Care Management Services — 0.2%
Hims & Hers Health, Inc. (a)	323,422	9,557,120
Health Care Providers & Services — 0.7%
Accolade, Inc. (a)	126,396	882,244
AdaptHealth Corp. (a)(b)	174,814	1,894,984
agilon health, Inc. (a)	518,720	2,246,058
Alignment Healthcare, Inc. (a)(b)	171,739	3,197,780
Brookdale Senior Living, Inc. (a)	328,743	2,057,931
Option Care Health, Inc. (a)	292,406	10,219,590
Owens & Minor, Inc. (a)	126,649	1,143,640
Privia Health Group, Inc. (a)	173,863	3,903,224
Sonida Senior Living, Inc. (a)	6,812	158,651
Talkspace, Inc. (a)	212,133	543,061
U.S. Physical Therapy, Inc.	25,227	1,825,426
		28,072,589
Health Care Services — 0.9%
AirSculpt Technologies, Inc. (a)(b)	19,556	45,663
AMN Healthcare Services, Inc. (a)	65,159	1,593,789
Ardent Health Partners, Inc. (a)(b)	40,589	558,099
Community Health Systems, Inc. (a)	216,621	584,877
CorVel Corp. (a)	45,339	5,076,608
Cross Country Healthcare, Inc. (a)	53,912	802,750
Definitive Healthcare Corp., Class A (a)	94,282	272,475
Evolent Health, Inc., Class A (a)(b)	194,653	1,843,364
Health Catalyst, Inc. (a)	100,811	456,674
HealthStream, Inc. (b)	41,933	1,349,404
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Services (continued)
LifeMD, Inc. (a)(b)	60,923	$ 331,421
National Research Corp.	25,197	322,522
NeoGenomics, Inc. (a)	214,995	2,040,303
OptimizeRx Corp. (a)(b)	26,941	233,309
Pennant Group, Inc. (a)	55,623	1,398,918
Performant Healthcare, Inc. (a)	113,124	334,847
Phreesia, Inc. (a)	94,914	2,426,002
Progyny, Inc. (a)	135,642	3,030,242
Schrodinger, Inc./United States (a)(b)	95,604	1,887,223
Simulations Plus, Inc.	27,641	677,757
Surgery Partners, Inc. (a)	131,260	3,117,425
Teladoc Health, Inc. (a)	293,801	2,338,656
Waystar Holding Corp. (a)	134,087	5,009,490
		35,731,818
Home Building — 1.3%
Beazer Homes USA, Inc. (a)	49,240	1,004,004
Century Communities, Inc.	47,745	3,203,689
Dream Finders Homes, Inc., Class A (a)(b)	47,955	1,081,865
Forestar Group, Inc. (a)	32,824	693,899
Green Brick Partners, Inc. (a)	53,173	3,100,518
Hovnanian Enterprises, Inc., Class A (a)	8,234	862,182
Installed Building Products, Inc.	40,843	7,002,941
KB Home	110,813	6,440,452
Landsea Homes Corp. (a)	32,378	207,867
LGI Homes, Inc. (a)(b)	35,804	2,379,892
M/I Homes, Inc. (a)	45,399	5,183,658
Meritage Homes Corp.	122,449	8,679,185
Taylor Morrison Home Corp. (a)	174,388	10,470,255
Tri Pointe Homes, Inc. (a)	157,124	5,015,398
United Homes Group, Inc. (a)	12,199	34,157
		55,359,962
Hotel/Motel — 0.2%
First Watch Restaurant Group, Inc. (a)	65,336	1,087,844
Hilton Grand Vacations, Inc. (a)	121,841	4,558,072
Marcus Corp.	38,905	649,325
		6,295,241
Hotels, Restaurants & Leisure — 0.3%
Despegar.com Corp. (a)	121,405	2,281,200
Pursuit Attractions and Hospitality, Inc. (a)	35,355	1,251,213
Six Flags Entertainment Corp. (b)	158,155	5,641,389
Solo Brands, Inc., Class A (a)	38,288	6,425
Target Hospitality Corp. (a)	56,241	370,066
United Parks & Resorts, Inc. (a)(b)	55,971	2,544,441
Vacasa, Inc., Class A (a)	18,692	100,563
		12,195,297
Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	12,823	249,151
iRobot Corp. (a)(b)	47,628	128,595
Traeger, Inc. (a)	61,250	102,900
		480,646
Household Equipment & Products — 0.4%
Central Garden & Pet Co. (a)	16,509	605,220
Central Garden & Pet Co., Class A (a)	89,388	2,925,669
Energizer Holdings, Inc.	122,649	3,669,658
Helen of Troy Ltd. (a)	38,419	2,055,032
Quanex Building Products Corp.	76,430	1,420,834
WD-40 Co.	23,216	5,664,704
		16,341,117
Household Furnishings — 0.3%
Arhaus, Inc. (a)	84,798	737,743
Security	Shares	Value
Household Furnishings (continued)
Ethan Allen Interiors, Inc.	39,365	$ 1,090,411
Flexsteel Industries, Inc.	7,490	273,460
GoPro, Inc., Class A (a)(b)	222,822	147,709
Hooker Furnishings Corp.	19,238	193,150
La-Z-Boy, Inc.	72,316	2,826,832
Lifetime Brands, Inc.	24,800	122,264
Lovesac Co. (a)	24,496	445,337
MillerKnoll, Inc.	119,677	2,290,618
Purple Innovation, Inc. (a)	93,885	71,277
Sleep Number Corp. (a)	37,416	237,217
Sonos, Inc. (a)	206,345	2,201,701
		10,637,719
Independent Power Producers & Energy Traders — 0.2%
Altus Power, Inc. (a)	126,848	627,897
Montauk Renewables, Inc. (a)(b)	108,509	226,784
Ormat Technologies, Inc.	98,361	6,961,008
Sunnova Energy International, Inc. (a)(b)	187,413	69,718
		7,885,407
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	44,602	1,187,305
Insurance — 0.3%
F&G Annuities & Life, Inc.	31,514	1,136,080
Fidelis Insurance Holdings Ltd.	86,611	1,403,098
GoHealth, Inc., Class A (a)	6,637	81,436
Hamilton Insurance Group Ltd., Class B (a)	68,217	1,414,138
Kingsway Financial Services, Inc. (a)(b)	20,660	163,627
Lemonade, Inc. (a)(b)	89,044	2,798,653
Mercury General Corp.	45,963	2,569,332
Skyward Specialty Insurance Group, Inc. (a)	63,462	3,358,409
		12,924,773
Insurance: Life — 0.5%
CNO Financial Group, Inc.	173,647	7,232,397
Jackson Financial, Inc., Class A	123,582	10,353,700
Trupanion, Inc. (a)	55,569	2,071,057
		19,657,154
Insurance: Multi-Line — 0.8%
Baldwin Insurance Group, Inc., Class A (a)	113,594	5,076,516
Crawford & Co., Class A	24,116	275,405
Essent Group Ltd.	177,854	10,265,733
Genworth Financial, Inc. (a)	716,958	5,083,232
Goosehead Insurance, Inc., Class A	38,310	4,522,879
Greenlight Capital Re Ltd., Class A (a)	47,585	644,777
Maiden Holdings Ltd. (a)	178,052	101,543
Oscar Health, Inc., Class A (a)(b)	339,467	4,450,412
Roadzen, Inc. (a)(b)	30,161	31,367
Selectquote, Inc. (a)	228,989	764,823
SiriusPoint Ltd. (a)	113,634	1,964,732
		33,181,419
Insurance: Property-Casualty — 1.2%
Ambac Financial Group, Inc. (a)	79,059	691,766
American Coastal Insurance Corp.	40,475	468,296
AMERISAFE, Inc.	32,845	1,726,005
Bowhead Specialty Holdings, Inc. (a)	26,947	1,095,396
Donegal Group, Inc., Class A	27,352	536,920
Employers Holdings, Inc.	41,150	2,083,836
Enstar Group Ltd. (a)	21,586	7,174,755
HCI Group, Inc.	14,246	2,125,931
Heritage Insurance Holdings, Inc. (a)	37,224	536,770
Hippo Holdings, Inc. (a)	34,042	870,114
Horace Mann Educators Corp.	71,163	3,040,795

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance: Property-Casualty (continued)
Investors Title Co.	2,443	$ 588,958
James River Group Holdings Ltd.	63,900	268,380
NI Holdings, Inc. (a)	13,658	194,763
Palomar Holdings, Inc. (a)	43,831	6,008,353
ProAssurance Corp. (a)	84,777	1,979,543
Root, Inc., Class A (a)	14,828	1,978,648
Safety Insurance Group, Inc.	24,755	1,952,674
Selective Insurance Group, Inc.	103,672	9,490,135
Stewart Information Services Corp.	46,115	3,290,305
United Fire Group, Inc.	36,201	1,066,481
Universal Insurance Holdings, Inc.	39,080	926,196
		48,095,020
IT Services(a) — 0.2%
Backblaze, Inc., Class A	65,819	317,906
BigBear.ai Holdings, Inc. (b)	173,106	495,083
BigCommerce Holdings, Inc., Series 1 (b)	121,674	700,842
Couchbase, Inc. (b)	67,129	1,057,282
DigitalOcean Holdings, Inc. (b)	111,856	3,734,872
Fastly, Inc., Class A	224,232	1,419,389
Rackspace Technology, Inc.	112,741	190,532
Tucows, Inc., Class A	12,899	217,735
		8,133,641
Leisure Time — 0.6%
Acushnet Holdings Corp.	48,389	3,322,389
AMMO, Inc. (a)(b)	143,187	197,598
Clarus Corp.	50,875	190,781
Escalade, Inc.	17,369	265,746
Global Business Travel Group I (a)	211,611	1,536,296
Johnson Outdoors, Inc., Class A	8,590	213,376
Latham Group, Inc. (a)	67,712	435,388
Life Time Group Holdings, Inc. (a)	143,263	4,326,543
Lindblad Expeditions Holdings, Inc. (a)	59,468	551,268
Livewire Group, Inc. (a)(b)	36,222	72,444
Malibu Boats, Inc., Class A (a)(b)	32,974	1,011,642
Marine Products Corp.	15,070	126,437
MasterCraft Boat Holdings, Inc. (a)	27,610	475,444
OneSpaWorld Holdings Ltd.	171,224	2,874,851
Peloton Interactive, Inc., Class A (a)	600,248	3,793,567
Portillo’s, Inc., Class A (a)(b)	93,315	1,109,515
RCI Hospitality Holdings, Inc.	14,458	620,827
Sabre Corp. (a)	651,532	1,830,805
Smith & Wesson Brands, Inc.	74,294	692,420
Sturm Ruger & Co., Inc.	28,175	1,106,996
Topgolf Callaway Brands Corp. (a)(b)	238,867	1,574,134
Xponential Fitness, Inc., Class A (a)(b)	40,656	338,664
		26,667,131
Luxury Items — 0.0%
Movado Group, Inc.	26,701	446,441
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	17,509	3,120,279
Lindsay Corp.	18,588	2,351,754
		5,472,033
Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	39,249	1,352,128
Hyster-Yale, Inc.	19,701	818,380
Manitowoc Co., Inc. (a)	59,527	511,337
Terex Corp.	113,566	4,290,523
		6,972,368
Security	Shares	Value
Machinery: Industrial — 3.5%
Albany International Corp., Class A	53,217	$ 3,674,102
Applied Industrial Technologies, Inc.	65,548	14,770,586
Aurora Innovation, Inc. (a)(b)	1,636,179	11,003,304
Chart Industries, Inc. (a)	73,257	10,575,380
Columbus McKinnon Corp.	47,817	809,542
Commercial Vehicle Group, Inc. (a)	50,290	57,833
Douglas Dynamics, Inc.	38,938	904,530
DXP Enterprises, Inc. (a)	21,476	1,766,616
Enerpac Tool Group Corp.	92,674	4,157,356
Enpro, Inc.	35,785	5,789,655
Federal Signal Corp.	102,492	7,538,287
Franklin Electric Co., Inc.	77,208	7,248,287
Gencor Industries, Inc. (a)	18,815	228,790
Gorman-Rupp Co.	36,084	1,266,548
Helios Technologies, Inc.	56,065	1,799,126
Hillenbrand, Inc.	119,687	2,889,244
Hillman Solutions Corp. (a)	335,792	2,951,612
JBT Marel Corp.	80,040	9,780,888
Kadant, Inc.	19,979	6,731,125
Kennametal, Inc.	132,695	2,826,403
L B Foster Co., Class A (a)	16,188	318,580
Luxfer Holdings PLC	43,941	521,140
Mayville Engineering Co., Inc. (a)	22,995	308,823
Miller Industries, Inc.	19,191	813,123
Mueller Industries, Inc.	190,456	14,501,320
Mueller Water Products, Inc., Class A	264,801	6,731,241
NN, Inc. (a)	78,481	177,367
Park-Ohio Holdings Corp.	15,750	340,200
Proto Labs, Inc. (a)	42,540	1,490,602
Shyft Group, Inc.	58,298	471,631
Standex International Corp.	19,852	3,203,914
Taylor Devices, Inc. (a)	4,747	153,186
Tennant Co.	32,478	2,590,120
Titan International, Inc. (a)	83,546	700,951
Trinity Industries, Inc.	139,291	3,908,505
Twin Disc, Inc.	22,256	168,478
Watts Water Technologies, Inc., Class A	46,686	9,520,209
Worthington Enterprises, Inc.	53,063	2,657,926
		145,346,530
Manufactured Housing — 0.5%
Cavco Industries, Inc. (a)	13,680	7,108,538
Champion Homes, Inc. (a)(b)	91,436	8,664,475
LCI Industries	42,274	3,696,016
Winnebago Industries, Inc.	47,697	1,643,639
		21,112,668
Marine — 0.5%
Ardmore Shipping Corp.	71,339	698,409
Costamare, Inc.	74,100	729,144
DHT Holdings, Inc.	231,866	2,434,593
Dorian LPG Ltd.	60,840	1,359,165
Genco Shipping & Trading Ltd.	72,666	970,818
Golden Ocean Group Ltd.	209,265	1,669,935
Himalaya Shipping Ltd.	49,893	273,414
International Seaways, Inc.	69,754	2,315,833
Nordic American Tankers Ltd.	351,745	865,293
Pangaea Logistics Solutions Ltd.	52,877	251,694
Safe Bulkers, Inc.	98,648	364,011
Scorpio Tankers, Inc.	76,252	2,865,550
SFL Corp. Ltd.	222,599	1,825,312
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Marine (continued)
Teekay Corp. Ltd.	91,181	$ 599,059
Teekay Tankers Ltd., Class A	41,389	1,583,957
		18,806,187
Media — 0.4%
Cardlytics, Inc. (a)	67,469	122,794
Emerald Holding, Inc.	21,549	84,688
Entravision Communications Corp., Class A	112,738	236,750
Gambling.com Group Ltd. (a)	30,527	385,251
John Wiley & Sons, Inc., Class A	68,411	3,048,394
Magnite, Inc. (a)(b)	214,769	2,450,514
Outbrain, Inc. (a)	64,524	240,674
PubMatic, Inc., Class A (a)	69,521	635,422
Sinclair, Inc.	55,244	880,037
TEGNA, Inc.	282,152	5,140,809
Townsquare Media, Inc., Class A	21,275	173,178
Vimeo, Inc. (a)	244,950	1,288,437
Webtoon Entertainment, Inc. (a)(b)	25,570	196,122
		14,883,070
Medical & Dental Instruments & Supplies — 1.5%
Alphatec Holdings, Inc. (a)	177,144	1,796,240
AngioDynamics, Inc. (a)	64,543	606,059
Artivion, Inc. (a)	66,929	1,645,115
AtriCure, Inc. (a)	80,947	2,611,350
Avanos Medical, Inc. (a)	78,479	1,124,604
Axogen, Inc. (a)	72,867	1,348,039
BioLife Solutions, Inc. (a)	62,329	1,423,594
Castle Biosciences, Inc. (a)	44,734	895,575
Ceribell, Inc. (a)	21,215	407,540
Cerus Corp. (a)	305,358	424,448
CONMED Corp.	52,753	3,185,754
CVRx, Inc. (a)(b)	23,044	281,828
ICU Medical, Inc. (a)	36,539	5,073,805
InfuSystem Holdings, Inc. (a)	32,347	174,027
Inmode Ltd. (a)(b)	111,685	1,981,292
Integra LifeSciences Holdings Corp. (a)	115,285	2,535,117
LeMaitre Vascular, Inc.	34,636	2,905,960
LivaNova PLC (a)	93,032	3,654,297
Merit Medical Systems, Inc. (a)	97,529	10,309,791
Orchestra BioMed Holdings, Inc. (a)	46,325	198,271
Orthofix Medical, Inc. (a)	58,165	948,671
OrthoPediatrics Corp. (a)	28,227	695,231
Patterson Cos., Inc.	134,261	4,194,314
PROCEPT BioRobotics Corp. (a)(b)	75,933	4,423,857
Pulmonx Corp. (a)	62,661	421,708
Sanara Medtech, Inc. (a)	7,363	227,296
Semler Scientific, Inc. (a)(b)	8,003	289,709
STAAR Surgical Co. (a)	83,424	1,470,765
Stereotaxis, Inc. (a)	89,447	157,427
Surmodics, Inc. (a)	23,785	726,156
TransMedics Group, Inc. (a)(b)	55,885	3,759,943
Treace Medical Concepts, Inc. (a)	83,872	703,686
UFP Technologies, Inc. (a)	12,434	2,508,062
Utah Medical Products, Inc.	5,785	324,191
		63,433,722
Medical Equipment — 1.7%
Accuray, Inc. (a)(b)	173,647	310,828
Adaptive Biotechnologies Corp. (a)	199,192	1,479,997
Akoya Biosciences, Inc. (a)	38,057	52,899
Anteris Technologies Global Corp. (a)	25,559	93,035
Avita Medical, Inc. (a)(b)	43,220	351,811
Beta Bionics, Inc. (a)(b)	22,522	275,669
Security	Shares	Value
Medical Equipment (continued)
Bioventus, Inc., Class A (a)	64,777	$ 592,710
CareDx, Inc. (a)	85,093	1,510,401
Embecta Corp.	97,745	1,246,249
Fractyl Health, Inc. (a)(b)	14,964	17,807
Glaukos Corp. (a)	83,397	8,207,933
Haemonetics Corp. (a)	85,531	5,435,495
Inogen, Inc. (a)	41,210	293,827
Integer Holdings Corp. (a)	56,826	6,706,036
iRadimed Corp.	13,891	729,000
iRhythm Technologies, Inc. (a)	53,278	5,577,141
Lantheus Holdings, Inc. (a)(b)	117,357	11,454,043
MaxCyte, Inc. (a)	178,783	488,078
MiMedx Group, Inc. (a)	199,778	1,518,313
Nautilus Biotechnology, Inc. (a)	82,578	71,100
Neogen Corp. (a)	371,834	3,223,801
NeuroPace, Inc. (a)	22,342	274,583
Nevro Corp. (a)	60,601	353,910
Novocure Ltd. (a)	181,491	3,234,170
OmniAb, Inc. (a)(b)	161,213	386,911
Omnicell, Inc. (a)	78,075	2,729,502
OraSure Technologies, Inc. (a)	124,041	418,018
Pacific Biosciences of California, Inc. (a)(b)	472,014	556,976
Pulse Biosciences, Inc. (a)(b)	31,315	503,858
Quanterix Corp. (a)	62,000	403,620
Quantum-Si, Inc. (a)(b)	160,466	192,559
RxSight, Inc. (a)	62,053	1,566,838
Sera Prognostics, Inc., Class A (a)(b)	46,916	172,651
SI-BONE, Inc. (a)	70,238	985,439
Tactile Systems Technology, Inc. (a)	39,374	520,524
Tandem Diabetes Care, Inc. (a)(b)	112,518	2,155,845
Twist Bioscience Corp. (a)	99,334	3,899,853
Varex Imaging Corp. (a)	66,910	776,156
Zimvie, Inc. (a)	46,395	501,066
Zynex, Inc. (a)(b)	24,506	53,913
		69,322,565
Medical Services — 0.9%
Addus HomeCare Corp. (a)	29,829	2,949,790
Alumis, Inc. (a)(b)	23,876	146,599
Astrana Health, Inc. (a)	73,917	2,292,166
Aveanna Healthcare Holdings, Inc. (a)	90,186	488,808
BioAge Labs, Inc. (a)	20,678	77,749
BrightSpring Health Services, Inc. (a)(b)	92,510	1,673,506
Concentra Group Holdings Parent, Inc.	187,601	4,070,942
Conduit Pharmaceuticals, Inc. (a)	459	358
Cytek Biosciences, Inc. (a)	209,784	841,234
DocGo, Inc. (a)	175,488	463,288
Enhabit, Inc. (a)	85,284	749,646
Fulgent Genetics, Inc. (a)	34,731	586,954
GeneDx Holdings Corp. (a)	21,615	1,914,333
HealthEquity, Inc. (a)	146,237	12,922,964
Innovage Holding Corp. (a)	40,236	119,903
Joint Corp. (a)	17,418	217,551
LifeStance Health Group, Inc. (a)	237,778	1,583,601
Maravai LifeSciences Holdings, Inc., Class A (a)	190,588	421,199
ModivCare, Inc. (a)	19,143	25,173
Niagen Bioscience, Inc. (a)	83,484	576,040
OPKO Health, Inc. (a)(b)	562,040	932,986
PACS Group, Inc. (a)	64,648	726,644
Pediatrix Medical Group, Inc. (a)	145,573	2,109,353

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Medical Services (continued)
Quipt Home Medical Corp. (a)	75,739	$ 176,472
Viemed Healthcare, Inc. (a)	59,015	429,629
		36,496,888
Metal Fabricating — 0.1%
Distribution Solutions Group, Inc. (a)	17,355	485,940
Eastern Co.	10,372	262,619
Olympic Steel, Inc.	16,884	532,184
Ryerson Holding Corp.	45,447	1,043,463
Tredegar Corp. (a)	43,465	334,680
Worthington Steel, Inc.	54,742	1,386,615
Xometry, Inc., Class A (a)(b)	73,128	1,822,350
		5,867,851
Metals & Minerals: Diversified — 0.3%
Caledonia Mining Corp. PLC	30,086	375,774
Compass Minerals International, Inc.	59,599	553,675
Critical Metals Corp. (a)(b)	14,575	20,259
Hecla Mining Co. (b)	1,001,181	5,566,566
Materion Corp.	35,200	2,872,320
SSR Mining, Inc. (a)	346,487	3,475,265
U.S. Lime & Minerals, Inc.	17,748	1,568,568
		14,432,427
Metals & Mining(a) — 0.4%
Centrus Energy Corp., Class A	24,334	1,513,818
Coeur Mining, Inc.	1,065,155	6,305,718
Contango ORE, Inc.	19,414	198,217
Encore Energy Corp.	313,309	429,233
Energy Fuels, Inc./Canada (b)	322,853	1,204,242
Ivanhoe Electric, Inc. (b)	144,240	838,034
Lifezone Metals Ltd. (b)	65,111	272,164
MAC Copper Ltd.	93,067	887,859
Uranium Energy Corp. (b)	679,857	3,249,716
Ur-Energy, Inc.	602,852	406,383
		15,305,384
Mining(a) — 0.0%
Dakota Gold Corp.	122,012	323,332
Piedmont Lithium, Inc. (b)	31,291	197,133
		520,465
Office Supplies & Equipment — 0.2%
ACCO Brands Corp.	161,313	675,902
CompX International, Inc.	2,464	51,054
HNI Corp.	80,921	3,588,846
Interface, Inc.	96,749	1,919,500
Pitney Bowes, Inc.	201,004	1,819,086
Steelcase, Inc., Class A	155,888	1,708,533
Virco Mfg. Corp.	20,824	196,995
		9,959,916
Oil, Gas & Consumable Fuels — 0.3%
Excelerate Energy, Inc., Class A	29,540	847,207
FLEX LNG Ltd. (a)	52,866	1,215,389
Golar LNG Ltd.	168,665	6,407,583
Kinetik Holdings, Inc.	65,203	3,386,644
NextDecade Corp. (a)	199,862	1,554,927
		13,411,750
Oil: Crude Producers — 1.5%
Amplify Energy Corp. (a)(b)	66,525	248,804
Berry Corp.	128,575	412,726
BKV Corp. (a)	24,788	520,548
California Resources Corp.	117,569	5,169,509
CNX Resources Corp. (a)	248,705	7,829,233
Security	Shares	Value
Oil: Crude Producers (continued)
Comstock Resources, Inc. (a)	158,279	$ 3,219,395
Crescent Energy Co., Class A	277,450	3,118,538
Diversified Energy Co. PLC	78,285	1,058,413
Empire Petroleum Corp. (a)(b)	31,400	197,192
Evolution Petroleum Corp.	50,265	260,373
Granite Ridge Resources, Inc.	88,964	540,901
Gulfport Energy Corp. (a)	22,080	4,065,811
HighPeak Energy, Inc. (b)	25,444	322,121
Infinity Natural Resources, Inc., Class A, Class A (a)	21,623	405,431
Kosmos Energy Ltd. (a)	788,869	1,798,621
Magnolia Oil & Gas Corp., Class A	295,159	7,455,716
Murphy Oil Corp.	235,919	6,700,100
Northern Oil & Gas, Inc.	169,059	5,110,654
Prairie Operating Co. (a)(b)	8,351	44,678
PrimeEnergy Resources Corp. (a)	1,201	273,696
Riley Exploration Permian, Inc.	19,422	566,540
Ring Energy, Inc. (a)(b)	260,708	299,814
Sable Offshore Corp. (a)(b)	86,650	2,198,310
SandRidge Energy, Inc.	55,022	628,351
SM Energy Co.	195,000	5,840,250
Talos Energy, Inc. (a)	244,427	2,375,830
VAALCO Energy, Inc.	179,754	675,875
Vital Energy, Inc. (a)	47,998	1,018,518
Vitesse Energy, Inc.	43,106	1,059,977
W&T Offshore, Inc.	177,258	274,750
		63,690,675
Oil: Refining & Marketing — 0.2%
Clean Energy Fuels Corp. (a)(b)	294,569	456,582
CVR Energy, Inc.	58,808	1,140,875
Delek U.S. Holdings, Inc.	106,789	1,609,310
Par Pacific Holdings, Inc. (a)	91,693	1,307,542
PBF Energy, Inc., Class A	171,230	3,268,781
		7,783,090
Paper & Forest Products — 0.1%
Sylvamo Corp.	59,282	3,976,044
Personal Care — 0.4%
Beauty Health Co. (a)(b)	119,848	160,596
Edgewell Personal Care Co.	83,317	2,600,324
Honest Co., Inc. (a)	140,487	660,289
Interparfums, Inc.	31,062	3,537,030
Medifast, Inc. (a)	17,787	239,769
Nu Skin Enterprises, Inc., Class A	84,488	613,383
Olaplex Holdings, Inc. (a)	226,582	287,759
Prestige Consumer Healthcare, Inc. (a)	84,423	7,257,845
Waldencast PLC, Class A (a)	40,480	121,440
		15,478,435
Personal Products(a) — 0.1%
Herbalife Ltd.	172,439	1,488,148
Nature’s Sunshine Products, Inc.	21,567	270,666
USANA Health Sciences, Inc.	19,674	530,608
		2,289,422
Pharmaceuticals — 1.8%
Alkermes PLC (a)	274,442	9,062,075
Alto Neuroscience, Inc. (a)(b)	41,924	90,556
Amneal Pharmaceuticals, Inc. (a)	268,307	2,248,413
Amphastar Pharmaceuticals, Inc. (a)	64,868	1,880,523
Aquestive Therapeutics, Inc. (a)(b)	127,289	369,138
Arvinas, Inc. (a)	108,323	760,427
Atea Pharmaceuticals, Inc. (a)(b)	132,612	396,510
Avadel Pharmaceuticals PLC (a)	155,166	1,214,950
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Axsome Therapeutics, Inc. (a)(b)	62,747	$ 7,318,183
Biote Corp., Class A (a)	45,951	153,017
Cassava Sciences, Inc. (a)(b)	74,900	112,350
Collegium Pharmaceutical, Inc. (a)(b)	54,085	1,614,437
Contineum Therapeutics, Inc., Class A (a)	11,016	76,892
Corcept Therapeutics, Inc. (a)	137,801	15,739,630
CorMedix, Inc. (a)	103,308	636,377
Edgewise Therapeutics, Inc. (a)	124,046	2,729,012
Enanta Pharmaceuticals, Inc. (a)	37,640	207,773
Enliven Therapeutics, Inc. (a)(b)	60,848	1,197,489
Esperion Therapeutics, Inc. (a)(b)	326,059	469,525
Evolus, Inc. (a)	95,336	1,146,892
Fulcrum Therapeutics, Inc. (a)(b)	108,154	311,483
Galectin Therapeutics, Inc. (a)(b)	40,602	49,534
Guardian Pharmacy Services, Inc., Class A (a)	14,829	315,264
Harmony Biosciences Holdings, Inc. (a)(b)	64,265	2,132,955
Harrow, Inc. (a)	51,350	1,365,910
Innoviva, Inc. (a)	95,377	1,729,185
Ironwood Pharmaceuticals, Inc. (a)	244,129	358,870
Liquidia Corp. (a)(b)	108,033	1,593,487
Maze Therapeutics, Inc. (a)	15,032	165,502
MBX Biosciences, Inc. (a)(b)	19,383	143,047
MediWound Ltd. (a)(b)	13,106	203,405
Mind Medicine MindMed, Inc. (a)	137,334	803,404
Nektar Therapeutics (a)	306,817	208,636
Neumora Therapeutics, Inc. (a)(b)	141,134	141,134
Nuvation Bio, Inc. (a)(b)	305,311	537,347
Ocular Therapeutix, Inc. (a)(b)	262,371	1,923,179
Pacira BioSciences, Inc. (a)	78,475	1,950,104
Phibro Animal Health Corp., Class A	35,241	752,748
Pliant Therapeutics, Inc. (a)	94,130	127,075
Scilex Holding Co., (Acquired 01/06/23, Cost: $1,040,392) (a)(d)	99,274	24,574
scPharmaceuticals, Inc. (a)	67,137	176,570
SIGA Technologies, Inc. (a)	78,634	430,914
Supernus Pharmaceuticals, Inc. (a)	86,041	2,817,843
Tarsus Pharmaceuticals, Inc. (a)	63,024	3,237,543
Telomir Pharmaceuticals, Inc. (a)	22,845	73,789
Terns Pharmaceuticals, Inc. (a)	119,806	330,665
Theravance Biopharma, Inc. (a)(b)	61,620	550,267
Third Harmonic Bio, Inc. (a)	33,837	117,414
Trevi Therapeutics, Inc. (a)	126,779	797,440
Ventyx Biosciences, Inc. (a)	102,341	117,692
Verrica Pharmaceuticals, Inc. (a)	35,145	15,541
Veru, Inc. (a)(b)	263,380	129,083
Voyager Therapeutics, Inc. (a)	76,599	258,905
WaVe Life Sciences Ltd. (a)	155,269	1,254,573
Xeris Biopharma Holdings, Inc. (a)	241,971	1,328,421
		73,897,672
Printing & Copying Services — 0.0%
Cimpress PLC (a)(b)	28,798	1,302,534
Professional Services — 0.6%
Asure Software, Inc. (a)(b)	39,669	378,839
CBIZ, Inc. (a)(b)	81,675	6,195,865
CSG Systems International, Inc.	50,588	3,059,056
IBEX Holdings Ltd. (a)	14,430	351,370
Innodata, Inc. (a)	46,434	1,666,981
Legalzoom.com, Inc. (a)	220,434	1,897,937
NV5 Global, Inc. (a)	96,163	1,853,061
Planet Labs PBC (a)	367,786	1,243,117
Resolute Holdings Management, Inc. (a)	2,852	89,382
Security	Shares	Value
Professional Services (continued)
Spire Global, Inc. (a)(b)	37,921	$ 306,781
Upwork, Inc. (a)(b)	212,822	2,777,327
Verra Mobility Corp. (a)	280,858	6,322,114
		26,141,830
Publishing — 0.1%
Gannett Co., Inc. (a)	246,283	711,758
Scholastic Corp.	40,070	756,521
Thryv Holdings, Inc. (a)	63,628	815,075
Value Line, Inc.	1,578	61,021
		2,344,375
Radio & TV Broadcasters — 0.0%
iHeartMedia, Inc., Class A (a)	170,960	282,084
Real Estate — 0.3%
Anywhere Real Estate, Inc. (a)	169,358	563,962
Cushman & Wakefield PLC (a)	254,184	2,597,760
eXp World Holdings, Inc.	141,797	1,386,775
Kennedy-Wilson Holdings, Inc.	196,243	1,703,389
Newmark Group, Inc., Class A	225,054	2,738,907
Redfin Corp. (a)	208,048	1,916,122
RMR Group, Inc., Class A	28,644	476,923
St. Joe Co.	61,712	2,897,378
Stratus Properties, Inc. (a)	9,162	162,626
		14,443,842
Real Estate Investment Trusts (REITs) — 6.6%
Acadia Realty Trust	199,696	4,183,631
Advanced Flower Capital, Inc.	26,552	147,895
AG Mortgage Investment Trust, Inc.	49,618	362,211
Alexander’s, Inc.	3,702	774,310
Alpine Income Property Trust, Inc.	20,234	338,312
American Assets Trust, Inc.	80,804	1,627,393
American Healthcare REIT, Inc.	259,138	7,851,881
Angel Oak Mortgage REIT, Inc.	18,691	178,125
Apartment Investment and Management Co., Class A	234,551	2,064,049
Apollo Commercial Real Estate Finance, Inc.	237,952	2,277,201
Apple Hospitality REIT, Inc.	388,533	5,015,961
Arbor Realty Trust, Inc. (b)	285,682	3,356,763
Ares Commercial Real Estate Corp., Class C	91,669	424,427
Armada Hoffler Properties, Inc.	134,370	1,009,119
ARMOUR Residential REIT, Inc.	95,607	1,634,880
Blackstone Mortgage Trust, Inc., Class A	295,916	5,918,320
Braemar Hotels & Resorts, Inc.	117,414	292,361
Brandywine Realty Trust	293,045	1,306,981
BRC, Inc. (a)(b)	87,662	183,214
BrightSpire Capital, Inc.	222,030	1,234,487
Broadstone Net Lease, Inc.	321,493	5,478,241
BRT Apartments Corp.	19,244	327,148
CareTrust REIT, Inc.	316,467	9,044,627
CBL & Associates Properties, Inc.	36,865	979,872
Centerspace	28,207	1,826,403
Chatham Lodging Trust	83,106	592,546
Chicago Atlantic Real Estate Finance, Inc.	28,538	419,509
Chimera Investment Corp.	135,784	1,742,109
City Office REIT, Inc.	67,799	351,877
Claros Mortgage Trust, Inc.	148,958	555,613
Clipper Realty, Inc.	23,277	89,384
Community Healthcare Trust, Inc.	46,905	851,795
COPT Defense Properties	191,876	5,232,459
CTO Realty Growth, Inc.	49,191	949,878
Curbline Properties Corp.	161,946	3,917,474
DiamondRock Hospitality Co.	354,179	2,734,262
Diversified Healthcare Trust	375,590	901,416

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Douglas Emmett, Inc.	214,030	$ 3,424,480
Dynex Capital, Inc.	134,580	1,752,232
Easterly Government Properties, Inc.	163,444	1,732,506
Ellington Financial, Inc.	142,512	1,889,709
Elme Communities	148,398	2,582,125
Empire State Realty Trust, Inc., Class A	232,359	1,817,047
Essential Properties Realty Trust, Inc.	299,015	9,759,850
Farmland Partners, Inc.	75,919	846,497
Four Corners Property Trust, Inc.	164,432	4,719,198
Franklin BSP Realty Trust, Inc.	141,357	1,800,888
Franklin Street Properties Corp.	166,258	295,939
FrontView REIT, Inc.	24,858	317,934
Getty Realty Corp.	85,958	2,680,170
Gladstone Commercial Corp.	72,073	1,079,654
Gladstone Land Corp.	57,841	608,487
Global Medical REIT, Inc.	104,842	917,368
Global Net Lease, Inc.	344,343	2,768,518
Granite Point Mortgage Trust, Inc.	93,272	242,507
Hudson Pacific Properties, Inc.	236,019	696,256
Independence Realty Trust, Inc.	385,166	8,177,074
Industrial Logistics Properties Trust	115,263	396,505
Innovative Industrial Properties, Inc.	48,120	2,602,811
InvenTrust Properties Corp.	132,179	3,882,097
Invesco Mortgage Capital, Inc.	94,114	742,559
JBG SMITH Properties	140,271	2,259,766
Kite Realty Group Trust	370,085	8,278,801
KKR Real Estate Finance Trust, Inc.	101,267	1,093,684
Ladder Capital Corp.	191,413	2,184,022
LTC Properties, Inc.	76,206	2,701,503
LXP Industrial Trust	495,370	4,284,950
Macerich Co.	424,672	7,291,618
MFA Financial, Inc.	176,391	1,809,772
National Health Investors, Inc.	74,492	5,501,979
NET Lease Office Properties (a)	25,627	804,175
NETSTREIT Corp.	130,932	2,075,272
New York Mortgage Trust, Inc.	156,594	1,016,295
NexPoint Diversified Real Estate Trust	54,058	207,042
Nexpoint Real Estate Finance, Inc.	14,959	228,723
NexPoint Residential Trust, Inc.	37,723	1,491,190
One Liberty Properties, Inc.	27,392	719,588
Orchid Island Capital, Inc.	134,106	1,008,477
Orion Properties, Inc.	95,366	204,083
Outfront Media, Inc.	246,193	3,973,555
Paramount Group, Inc.	318,455	1,369,357
Peakstone Realty Trust	63,012	793,951
Pebblebrook Hotel Trust	201,361	2,039,787
PennyMac Mortgage Investment Trust	149,354	2,188,036
Phillips Edison & Co., Inc.	209,263	7,636,007
Piedmont Office Realty Trust, Inc., Class A	207,891	1,532,157
Plymouth Industrial REIT, Inc.	69,016	1,124,961
Postal Realty Trust, Inc., Class A	35,803	511,267
PotlatchDeltic Corp.	135,383	6,108,481
Ready Capital Corp.	272,424	1,386,638
Redwood Trust, Inc.	226,782	1,376,567
RLJ Lodging Trust	261,586	2,063,914
Ryman Hospitality Properties, Inc.	99,957	9,140,068
Sabra Health Care REIT, Inc.	403,083	7,041,860
Safehold, Inc.	89,286	1,671,434
Saul Centers, Inc.	18,144	654,454
Service Properties Trust	278,091	725,818
Seven Hills Realty Trust	21,564	269,334
SITE Centers Corp.	82,082	1,053,933
Security	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	120,136	$ 6,931,847
Strawberry Fields REIT, Inc.	11,547	137,525
Summit Hotel Properties, Inc.	181,040	979,426
Sunrise Realty Trust, Inc.	10,715	118,615
Sunstone Hotel Investors, Inc.	346,656	3,262,033
Tanger, Inc.	181,455	6,131,364
Terreno Realty Corp.	167,954	10,618,052
TPG RE Finance Trust, Inc.	102,315	833,867
Two Harbors Investment Corp.	178,197	2,380,712
UMH Properties, Inc.	124,249	2,323,456
Uniti Group, Inc.	414,278	2,087,961
Universal Health Realty Income Trust	22,184	908,657
Urban Edge Properties	214,647	4,078,293
Veris Residential, Inc.	135,013	2,284,420
Whitestone REIT	84,341	1,228,848
Xenia Hotels & Resorts, Inc.	175,191	2,060,246
		274,096,386
Real Estate Management & Development — 0.4%
Alexander & Baldwin, Inc.	122,734	2,114,707
American Realty Investors, Inc. (a)	2,920	31,974
Compass, Inc., Class A (a)	621,373	5,424,586
FRP Holdings, Inc. (a)	22,946	655,567
Legacy Housing Corp. (a)(b)	18,705	471,740
Marcus & Millichap, Inc.	40,416	1,392,331
Maui Land & Pineapple Co., Inc. (a)	13,250	232,803
McGrath RentCorp	41,591	4,633,237
Offerpad Solutions, Inc., Class A (a)(b)	20,822	34,565
Opendoor Technologies, Inc. (a)(b)	1,099,678	1,121,672
RE/MAX Holdings, Inc., Class A (a)	33,004	276,243
Real Brokerage, Inc. (a)	174,803	709,700
Sky Harbour Group Corp. (a)(b)	18,268	237,667
Star Holdings (a)(b)	20,438	173,927
Transcontinental Realty Investors, Inc. (a)	2,068	57,801
		17,568,520
Rental & Leasing Services: Consumer — 0.3%
Alta Equipment Group, Inc., Class A	46,878	219,858
Custom Truck One Source, Inc. (a)(b)	80,758	340,799
Herc Holdings, Inc.	47,968	6,440,663
Hertz Global Holdings, Inc. (a)(b)	211,767	834,362
PROG Holdings, Inc.	68,780	1,829,548
Upbound Group, Inc.	92,106	2,206,860
		11,872,090
Restaurants — 0.9%
Biglari Holdings, Inc., Class B (a)	1,173	254,001
BJ’s Restaurants, Inc. (a)	32,522	1,114,204
Bloomin’ Brands, Inc.	129,942	931,684
Brinker International, Inc. (a)	75,112	11,195,444
Cheesecake Factory, Inc.	82,282	4,003,842
Cracker Barrel Old Country Store, Inc.	37,305	1,448,180
Dave & Buster’s Entertainment, Inc. (a)(b)	54,239	952,979
Denny’s Corp. (a)	87,571	321,386
Dine Brands Global, Inc.	26,275	611,419
El Pollo Loco Holdings, Inc. (a)	44,154	454,786
Jack in the Box, Inc.	32,404	881,065
Kura Sushi USA, Inc., Class A (a)	10,220	523,264
ONE Group Hospitality, Inc. (a)	38,498	115,109
Papa John’s International, Inc.	57,003	2,341,683
Potbelly Corp. (a)	48,115	457,574
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Restaurants (continued)
Shake Shack, Inc., Class A (a)(b)	64,807	$ 5,714,033
Sweetgreen, Inc., Class A (a)(b)	170,775	4,272,791
		35,593,444
Scientific Instruments: Control & Filter — 0.0%
Arlo Technologies, Inc. (a)	167,866	1,656,837
Scientific Instruments: Electrical — 0.2%
EnerSys	68,186	6,244,474
Scientific Instruments: Gauges & Meters — 0.0%
Transcat, Inc. (a)(b)	15,150	1,127,918
Scientific Instruments: Pollution Control — 0.0%
CECO Environmental Corp. (a)	50,577	1,153,156
Semiconductors & Components — 1.2%
Alpha & Omega Semiconductor Ltd. (a)	40,633	1,010,136
CEVA, Inc. (a)	40,106	1,027,115
Diodes, Inc. (a)	77,781	3,357,806
Impinj, Inc. (a)	39,145	3,550,451
MaxLinear, Inc. (a)	134,593	1,461,680
Penguin Solutions, Inc. (a)	89,737	1,558,732
Photronics, Inc. (a)	106,035	2,201,287
Power Integrations, Inc.	96,461	4,871,280
Rambus, Inc. (a)(b)	182,104	9,428,435
Semtech Corp. (a)	123,822	4,259,477
Silicon Laboratories, Inc. (a)	54,627	6,149,361
SiTime Corp. (a)(b)	31,683	4,843,380
Synaptics, Inc. (a)	67,472	4,299,316
		48,018,456
Semiconductors & Semiconductor Equipment — 0.5%
ACM Research, Inc., Class A (a)(b)	86,892	2,028,059
Aehr Test Systems (a)(b)	47,573	346,807
Ambarella, Inc. (a)	64,573	3,249,959
Axcelis Technologies, Inc. (a)	55,725	2,767,861
Cohu, Inc. (a)	78,050	1,148,116
FormFactor, Inc. (a)	131,949	3,732,837
GCT Semiconductor Holding, Inc. (a)(b)	15,097	24,759
Ichor Holdings Ltd. (a)	57,066	1,290,262
indie Semiconductor, Inc., Class A (a)(b)	284,988	579,951
Kulicke & Soffa Industries, Inc.	90,643	2,989,406
Navitas Semiconductor Corp. (a)(b)	212,399	435,418
QuickLogic Corp. (a)(b)	22,884	116,937
SkyWater Technology, Inc. (a)	45,921	325,580
Ultra Clean Holdings, Inc. (a)	74,623	1,597,679
Veeco Instruments, Inc. (a)	93,724	1,881,978
		22,515,609
Software — 2.7%
Airship AI Holdings, Inc. (a)(b)	13,703	52,894
Alarm.com Holdings, Inc. (a)	80,692	4,490,510
Alkami Technology, Inc. (a)	103,197	2,708,921
Amplitude, Inc., Class A (a)	131,813	1,343,174
Arteris, Inc. (a)	48,714	336,614
Asana, Inc., Class A (a)	139,272	2,029,193
AudioEye, Inc. (a)	11,936	132,490
AvePoint, Inc. (a)	219,510	3,169,724
AvidXchange Holdings, Inc. (a)	293,047	2,485,039
Bit Digital, Inc. (a)(b)	206,798	417,732
Blend Labs, Inc., Class A (a)	398,413	1,334,684
Braze, Inc., Class A (a)	112,360	4,053,949
C3.ai, Inc., Class A (a)(b)	188,543	3,968,830
Cerence, Inc. (a)	69,629	550,069
Cipher Mining, Inc. (a)(b)	339,572	781,016
Security	Shares	Value
Software (continued)
Cleanspark, Inc. (a)(b)	469,702	$ 3,156,397
Clear Secure, Inc., Class A	149,617	3,876,576
Clearwater Analytics Holdings, Inc., Class A (a)	318,245	8,528,966
Consensus Cloud Solutions, Inc. (a)	30,815	711,210
Core Scientific, Inc. (a)	300,725	2,177,249
CS Disco, Inc. (a)	49,561	202,704
Enfusion, Inc., Class A (a)	84,481	941,963
EverCommerce, Inc. (a)	34,988	352,679
Freshworks, Inc., Class A (a)(b)	352,402	4,972,392
GigaCloud Technology, Inc., Class A (a)	40,510	575,242
Hut 8 Corp. (a)(b)	136,591	1,587,187
Ibotta, Inc., Class A (a)(b)	26,237	1,107,201
Intapp, Inc. (a)	90,889	5,306,100
Jamf Holding Corp. (a)	138,110	1,678,037
Kaltura, Inc. (a)	168,980	317,682
Life360, Inc. (a)(b)	17,647	677,468
LiveRamp Holdings, Inc. (a)	112,787	2,948,252
MARA Holdings, Inc. (a)(b)	580,413	6,674,750
MarketWise, Inc.	63,484	31,336
Meridianlink, Inc. (a)	55,735	1,032,770
N-able, Inc. (a)	123,088	872,694
Olo, Inc., Class A (a)	180,929	1,092,811
ON24, Inc. (a)	47,387	246,412
Pagaya Technologies Ltd., Class A (a)(b)	60,712	636,262
PDF Solutions, Inc. (a)	52,075	995,153
Porch Group, Inc. (a)	137,121	999,612
Q2 Holdings, Inc. (a)	100,284	8,023,723
ReposiTrak, Inc.	18,763	380,326
Riot Platforms, Inc. (a)(b)	529,165	3,767,655
SEMrush Holdings, Inc., Class A (a)	62,596	584,021
Sezzle, Inc. (a)	24,102	840,919
Silvaco Group, Inc. (a)(b)	10,322	47,068
SoundHound AI, Inc., Class A (a)(b)	550,982	4,473,974
SoundThinking, Inc. (a)	16,244	275,336
Sprinklr, Inc., Class A (a)	196,704	1,642,478
Sprout Social, Inc., Class A (a)(b)	85,448	1,879,002
Terawulf, Inc. (a)(b)	451,183	1,231,730
Vertex, Inc., Class A (a)	92,490	3,238,075
Viant Technology, Inc., Class A (a)	25,737	319,396
Weave Communications, Inc. (a)	66,819	741,023
WM Technology, Inc. (a)	135,262	152,846
Zeta Global Holdings Corp., Class A (a)(b)	304,599	4,130,362
		111,281,878
Specialty Retail — 1.9%
1-800-Flowers.com, Inc., Class A (a)(b)	43,700	257,830
Abercrombie & Fitch Co., Class A (a)	85,719	6,546,360
Academy Sports & Outdoors, Inc.	117,397	5,354,477
American Eagle Outfitters, Inc.	302,882	3,519,489
America’s Car-Mart, Inc. (a)	12,217	554,530
Arko Corp., Class A	132,601	523,774
Asbury Automotive Group, Inc. (a)(b)	33,524	7,403,440
BARK, Inc. (a)(b)	214,991	298,837
Beyond, Inc. (a)(b)	73,731	427,640
Boot Barn Holdings, Inc. (a)	50,434	5,418,125
Buckle, Inc.	53,193	2,038,356
Build-A-Bear Workshop, Inc.	21,029	781,648
Caleres, Inc.	56,637	975,855
Camping World Holdings, Inc., Class A	94,626	1,529,156
Citi Trends, Inc. (a)(b)	10,759	238,150
Designer Brands, Inc., Class A	67,432	246,127
Destination XL Group, Inc. (a)	87,852	128,264
Driven Brands Holdings, Inc. (a)(b)	103,274	1,770,116

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
EVgo, Inc. (a)(b)	173,794	$ 462,292
Foot Locker, Inc. (a)	143,183	2,018,880
Genesco, Inc. (a)	17,780	377,469
Group 1 Automotive, Inc.	22,567	8,619,466
GrowGeneration Corp. (a)	94,344	101,892
Haverty Furniture Cos., Inc.	25,351	499,922
J Jill, Inc.	9,861	192,585
Lands’ End, Inc. (a)	23,374	237,947
Leslie’s, Inc. (a)	310,145	228,112
MarineMax, Inc. (a)	37,449	805,153
Mister Car Wash, Inc. (a)	161,584	1,274,898
Monro, Inc.	51,639	747,216
National Vision Holdings, Inc. (a)	133,754	1,709,376
ODP Corp. (a)	55,113	789,769
OneWater Marine, Inc., Class A (a)(b)	20,628	333,761
Petco Health & Wellness Co., Inc. (a)(b)	142,962	436,034
RealReal, Inc. (a)	168,883	910,279
Revolve Group, Inc. (a)	64,687	1,390,124
RumbleON, Inc., Class B (a)(b)	25,884	72,993
Sally Beauty Holdings, Inc. (a)	173,621	1,567,798
Shoe Carnival, Inc.	30,847	678,326
Signet Jewelers Ltd.	72,159	4,189,552
Sonic Automotive, Inc., Class A	25,129	1,431,348
Stitch Fix, Inc., Class A (a)	172,609	560,979
Tile Shop Holdings, Inc. (a)	48,468	314,073
Tilly’s, Inc., Class A (a)(b)	29,344	64,557
Urban Outfitters, Inc. (a)	107,978	5,658,047
Victoria’s Secret & Co. (a)	133,952	2,488,828
Warby Parker, Inc., Class A (a)	150,937	2,751,581
Zumiez, Inc. (a)	26,120	388,927
		79,314,358
Steel — 0.6%
Carpenter Technology Corp.	81,110	14,695,510
Commercial Metals Co.	194,168	8,933,669
Metallus, Inc. (a)	73,666	984,178
Northwest Pipe Co. (a)	16,563	684,052
Omega Flex, Inc.	6,068	211,045
Radius Recycling, Inc.	45,442	1,312,365
		26,820,819
Technology Hardware & Equipment — 0.1%
CompoSecure, Inc., Class A	34,234	372,123
CPI Card Group, Inc. (a)	8,386	244,620
Eastman Kodak Co. (a)(b)	103,343	653,128
Xerox Holdings Corp.	195,772	945,579
		2,215,450
Technology: Miscellaneous — 0.3%
Fabrinet (a)	62,157	12,276,629
Telecommunications Equipment — 0.0%
Applied Optoelectronics, Inc. (a)	69,423	1,065,643
Textiles Apparel & Shoes — 0.5%
Figs, Inc., Class A (a)(b)	223,310	1,024,993
G-III Apparel Group Ltd. (a)	65,872	1,801,599
Hanesbrands, Inc. (a)	602,815	3,478,242
Kontoor Brands, Inc.	93,828	6,017,190
Oxford Industries, Inc.	25,007	1,467,161
Rocky Brands, Inc.	11,794	204,862
Steven Madden Ltd.	123,548	3,291,319
Superior Group of Cos., Inc.	22,753	248,918
Torrid Holdings, Inc. (a)(b)	34,457	188,824
Security	Shares	Value
Textiles Apparel & Shoes (continued)
Vera Bradley, Inc. (a)	37,563	$ 84,517
Weyco Group, Inc.	10,947	333,664
Wolverine World Wide, Inc.	136,802	1,902,916
		20,044,205
Toys — 0.0%
Funko, Inc., Class A (a)	52,685	361,419
JAKKS Pacific, Inc.	13,151	324,435
		685,854
Trading Companies & Distributors — 1.1%
A-Mark Precious Metals, Inc.	30,220	766,681
Beacon Roofing Supply, Inc. (a)	103,954	12,859,110
BlueLinx Holdings, Inc. (a)	13,785	1,033,599
EVI Industries, Inc.	9,494	159,309
Global Industrial Co.	23,359	523,242
GMS, Inc. (a)	67,285	4,923,243
H&E Equipment Services, Inc.	53,883	5,107,570
Hudson Technologies, Inc. (a)	73,575	453,958
MRC Global, Inc. (a)	145,416	1,669,376
OPENLANE, Inc. (a)	183,101	3,530,187
Resideo Technologies, Inc. (a)	248,919	4,405,866
Rush Enterprises, Inc., Class A	103,688	5,537,976
Rush Enterprises, Inc., Class B	15,228	860,687
ScanSource, Inc. (a)	40,240	1,368,562
ThredUp, Inc., Class A (a)	130,651	314,869
Titan Machinery, Inc. (a)	34,923	595,088
VSE Corp. (b)	30,054	3,606,180
		47,715,503
Transportation Miscellaneous — 0.4%
CryoPort, Inc. (a)	73,186	444,971
Forward Air Corp. (a)	41,875	841,269
Hub Group, Inc., Class A	102,105	3,795,243
Matson, Inc.	55,816	7,153,936
Radiant Logistics, Inc. (a)	58,602	360,402
Universal Logistics Holdings, Inc.	11,874	311,574
World Kinect Corp.	97,720	2,771,339
		15,678,734
Truckers — 0.4%
ArcBest Corp.	40,127	2,832,164
Covenant Logistics Group, Inc.	27,928	620,002
FTAI Infrastructure, Inc.	174,713	791,450
Heartland Express, Inc.	80,233	739,748
Marten Transport Ltd.	100,288	1,375,951
PAMT Corp. (a)	9,810	119,093
Proficient Auto Logistics, Inc. (a)(b)	26,995	225,948
RXO, Inc. (a)(b)	271,807	5,191,514
Werner Enterprises, Inc.	105,366	3,087,224
		14,983,094
Utilities: Electrical — 1.4%
ALLETE, Inc.	98,983	6,503,183
Avista Corp.	133,428	5,586,630
Black Hills Corp.	119,415	7,242,519
Genie Energy Ltd., Class B	21,917	329,851
Hawaiian Electric Industries, Inc. (a)	283,422	3,103,471
MGE Energy, Inc.	62,131	5,775,698
Northwestern Energy Group, Inc.	105,071	6,080,459
Otter Tail Corp.	70,497	5,665,844
Portland General Electric Co.	177,300	7,907,580
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series
(Percentages shown are based on Net Assets)
Security	Shares	Value
Utilities: Electrical (continued)
TXNM Energy, Inc.	153,456	$ 8,206,827
Unitil Corp.	26,681	1,539,227
		57,941,289
Utilities: Gas Distributors — 1.1%
Brookfield Infrastructure Corp., Class A	204,521	7,401,615
Chesapeake Utilities Corp.	37,680	4,839,242
New Jersey Resources Corp.	167,448	8,214,999
Northwest Natural Holding Co.	65,724	2,807,729
ONE Gas, Inc.	96,000	7,256,640
RGC Resources, Inc.	14,548	303,617
Southwest Gas Holdings, Inc.	103,812	7,453,702
Spire, Inc.	96,838	7,577,573
		45,855,117
Utilities: Telecommunications — 0.7%
8x8, Inc. (a)(b)	213,226	426,452
Applied Digital Corp. (a)(b)	328,843	1,848,098
ATN International, Inc.	17,660	358,675
Cogent Communications Holdings, Inc.	75,061	4,601,990
Credo Technology Group Holding Ltd. (a)	238,754	9,588,361
DigitalBridge Group, Inc.	271,940	2,398,511
Gogo, Inc. (a)(b)	111,778	963,526
Ooma, Inc. (a)	41,292	540,512
Preformed Line Products Co.	4,045	566,664
Shenandoah Telecommunications Co.	84,048	1,056,483
Spok Holdings, Inc.	32,252	530,223
Telephone and Data Systems, Inc.	168,106	6,512,426
		29,391,921
Utilities: Water — 0.5%
374Water, Inc. (a)	129,689	44,094
American States Water Co.	63,534	4,998,855
Cadiz, Inc. (a)	73,189	214,444
California Water Service Group	101,583	4,922,712
Consolidated Water Co. Ltd.	25,850	633,067
Energy Recovery, Inc. (a)	97,634	1,551,404
Global Water Resources, Inc.	22,798	235,048
Middlesex Water Co.	29,621	1,898,706
Pure Cycle Corp. (a)	36,868	386,008
SJW Group	57,001	3,117,385
York Water Co.	24,296	842,585
		18,844,308
Total Common Stocks — 97.8% (Cost: $3,196,107,108)		4,077,957,503
Investment Companies
Equity Funds — 0.9%
iShares Russell 2000 ETF (b)(e)	194,242	38,749,337
Total Investment Companies — 0.9% (Cost: $39,471,798)		38,749,337
Security	Shares	Value
Rights
Biotechnology — 0.0%
AstraZeneca, CVR	48,841	$ 15,141
Chinook Therapeutics, CVR (c)	100,285	85,242
Contra Aduro Biotech I, CVR (c)	21,953	10,318
GTX, Inc., CVR (b)(c)	944	968
Inhibrx, Inc., CVR (c)	64,018	72,340
Total Rights — 0.0% (Cost: $97,799)		184,009
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc., (Expires 06/27/29) (a)(b)	3,243	8,254
Total Warrants — 0.0% (Cost: $ — )		8,254
Total Long-Term Investments —98.7% (Cost: $3,235,676,705)		4,116,899,103
Short-Term Securities
Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(e)(f)(g)	362,656,782	362,838,110
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(e)(f)	45,705,152	45,705,152
Total Short-Term Securities —9.8% (Cost: $408,317,191)		408,543,262
Total Investments — 108.5% (Cost: $3,643,993,896)		4,525,442,365
Liabilities in Excess of Other Assets — (8.5)%		(355,409,250)
Net Assets — 100.0%		$ 4,170,033,115

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Series held restricted securities with a current value of $24,574, representing less than 0.05% of its net assets as of period end, and an original cost of $1,040,392.

(e)	Affiliate of the Series.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Series for compliance purposes.

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series

Affiliates
Investments in issuers considered to be affiliate(s) of the Series during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 357,192,485	$ 5,652,348 (a)	$ —	$ (3,753)	$ (2,970)	$ 362,838,110	362,656,782	$ 808,922 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	118,267,017	—	(72,561,865)(a)	—	—	45,705,152	45,705,152	338,460	—
iShares Russell 2000 ETF	38,015,063	87,469,595	(83,847,891)	(1,765,564)	(1,121,866)	38,749,337	194,242	72,532	—
				$ (1,769,317)	$ (1,124,836)	$ 447,292,599		$ 1,219,914	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	395	06/20/25	$ 40,035	$ (379,950)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$3,361,856	$106,069 (c)	$3,447,302	0.1%
	Monthly	HSBC Bank PLC(d)	02/09/28	4,640,162	118,742 (e)	4,763,982	0.1
	Monthly	JPMorgan Chase Bank N.A.(f)	02/09/26	2,056,081	109,819 (g)	2,168,730	0.0
					$334,630	$10,380,014

(a)
The Series receives the total return on a portfolio of long positions underlying the total return swap. The Series pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Series pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $20,623 of net dividends and financing fees.
(e)	Amount includes $(5,078) of net dividends and financing fees.
(g)	Amount includes $(2,830) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	0 - 175 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/19/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks: Diversified
Atlantic Union Bankshares Corp.	930	$28,960	0.8%
Bank of Hawaii Corp.	1,330	91,730	2.7
Banner Corp.	191	12,180	0.3
Cadence Bank	5,534	168,012	4.9
Central Pacific Financial Corp.	1,196	32,340	0.9
First Bancorp/Southern Pines NC	1,776	71,289	2.1
Hanmi Financial Corp.	1,453	32,925	1.0
National Bank Holdings Corp., Class A	298	11,405	0.3
Preferred Bank/Los Angeles CA	2,226	186,227	5.4
Renasant Corp.	1,728	58,631	1.7
United Community Banks, Inc.	1,211	34,065	1.0
WSFS Financial Corp.	371	19,244	0.6
		747,008
Banks: Savings, Thrift & Mortgage Lending
WaFd, Inc.	24,945	712,928	20.7
Insurance: Multi-Line
Horace Mann Educators Corp.	1,083	46,277	1.3
SiriusPoint Ltd.	31,900	551,551	16.0
		597,828
Insurance: Property-Casualty
Genworth Financial, Inc., Class A	1,053	7,466	0.2
IT Services
Bread Financial Holdings, Inc.	5,009	250,851	7.3
Office Supplies & Equipment
Pitney Bowes, Inc.	18,250	165,162	4.8
Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc., REIT	28,436	334,123	9.7
Douglas Emmett, Inc., REIT	39,496	631,936	18.3
		966,059
Net Value of Reference Entity — Goldman Sachs Bank USA		$3,447,302
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/09/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Asset Management & Custodian
Artisan Partners Asset Management, Inc., Class A	2,164	$84,612	1.8%
Banks: Diversified
Ameris Bancorp	1,869	107,598	2.3
Axos Financial, Inc.	1,633	105,361	2.2
Security	Shares	Value	% of Basket Value
Banks: Diversified (continued)
Bancorp, Inc.	1,590	$84,016	1.8%
BankUnited, Inc.	425	14,637	0.3
Banner Corp.	191	12,180	0.2
Cadence Bank	14,903	452,455	9.5
Cathay General Bancorp	1,221	52,540	1.1
Central Pacific Financial Corp.	1,511	40,857	0.8
City Holding Co.	645	75,768	1.6
Community Financial System, Inc.	1,646	93,592	2.0
Customers Bancorp, Inc.	819	41,114	0.9
Eagle Bancorp, Inc.	1,911	40,131	0.8
First BanCorp/Puerto Rico	1,437	27,547	0.6
First Commonwealth Financial Corp.	4,580	71,173	1.5
First Financial Bancorp	3,334	83,283	1.7
Fulton Financial Corp.	5,502	99,531	2.1
Heritage Financial Corp.	1,501	36,519	0.8
Independent Bank Corp.	768	48,115	1.0
Independent Bank Corp./MI	1,304	40,150	0.8
Lakeland Financial Corp.	1,121	66,632	1.4
National Bank Holdings Corp., Class A	65	2,488	0.0
NBT Bancorp, Inc.	1,780	76,362	1.6
Northwest Bancshares, Inc.	5,796	69,668	1.5
OFG Bancorp	1,033	41,341	0.9
Pacific Premier Bancorp, Inc.	3,546	75,601	1.6
Pathward Financial, Inc.	963	70,251	1.5
Preferred Bank/Los Angeles CA	7,181	600,762	12.6
S&T Bancorp, Inc.	1,093	40,496	0.8
Seacoast Banking Corp. of Florida	3,082	79,300	1.7
Simmons First National Corp., Class A	4,254	87,335	1.8
Southside Bancshares, Inc.	1,431	41,442	0.9
TrustCo Bank Corp. NY	1,327	40,447	0.8
Trustmark Corp.	2,304	79,465	1.7
United Community Banks, Inc.	906	25,486	0.5
WSFS Financial Corp.	707	36,672	0.8
		2,960,315
Diversified Financial Services
Jackson Financial, Inc., Class A	1,386	116,119	2.4
Moelis & Co., Class A	6,725	392,471	8.3
		508,590
Education Services
Perdoceo Education Corp.	1,730	43,561	0.9
Electronic Equipment, Instruments & Components
Insteel Industries, Inc.	1,555	40,897	0.9
Insurance: Multi-Line
Horace Mann Educators Corp.	747	31,920	0.7
SiriusPoint Ltd.	14,701	254,180	5.3
		286,100
Insurance: Property-Casualty
Genworth Financial, Inc., Class A	15,683	111,192	2.3
ProAssurance Corp.	2,814	65,707	1.4
		176,899
IT Services
Bread Financial Holdings, Inc.	595	29,798	0.6
Office Supplies & Equipment
Pitney Bowes, Inc.	57,247	518,085	10.9

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series

Security	Shares	Value	% of Basket Value
Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc., REIT	3,782	$60,512	1.3%
Utilities: Water
Middlesex Water Co.	852	54,613	1.1
Net Value of Reference Entity — HSBC Bank PLC		$4,763,982
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/09/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks: Diversified
BankUnited, Inc.	701	$24,142	1.1%
Security	Shares	Value	% of Basket Value
Banks: Diversified (continued)
Cadence Bank	57	$1,731	0.1%
Central Pacific Financial Corp.	2,588	69,979	3.2
Provident Financial Services, Inc.	3,995	68,594	3.2
United Community Banks, Inc.	305	8,580	0.4
		173,026
Diversified Financial Services
Jackson Financial, Inc., Class A	344	28,820	1.3
IT Services
Bread Financial Holdings, Inc.	33,548	1,680,084	77.5
Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc., REIT	17,925	286,800	13.2
Net Value of Reference Entity — JPMorgan Chase Bank N.A		$2,168,730
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Series has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Series’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Series’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Advertising Agencies	$ 3,810,245	$ —	$ —	$ 3,810,245
Aerospace & Defense	62,380,552	—	—	62,380,552
Agriculture, Fishing & Ranching	13,235,647	—	—	13,235,647
Air Transport	13,061,676	—	—	13,061,676
Airlines	274,728	—	—	274,728
Alternative Energy	1,819,756	—	—	1,819,756
Aluminum	5,559,376	—	—	5,559,376
Asset Management & Custodian	30,283,457	—	—	30,283,457
Auto Parts	28,430,841	—	—	28,430,841
Back Office Support, HR & Consulting	40,075,588	—	—	40,075,588
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Banks: Diversified	$ 445,120,556	$ —	$ 213,599	$ 445,334,155
Beverage: Soft Drinks	15,725,342	—	—	15,725,342
Biotechnology	332,435,859	—	—	332,435,859
Building Materials	16,322,431	—	—	16,322,431
Building Products	45,850,360	—	—	45,850,360
Cable Television Services	5,691,634	—	—	5,691,634
Capital Markets	39,419,812	—	—	39,419,812
Casinos & Gambling	14,906,420	—	—	14,906,420
Chemicals	521,408	—	—	521,408
Chemicals: Diversified	16,365,933	—	—	16,365,933
Chemicals: Specialty	51,492,705	—	—	51,492,705
Coal	18,895,545	—	—	18,895,545
Commercial Finance & Mortgage Companies	30,857,269	—	—	30,857,269
Commercial Services & Supplies	33,483,078	—	—	33,483,078
Commercial Services: Rental & Leasing	32,133,420	—	—	32,133,420
Commercial Vehicles & Parts	5,666,102	—	—	5,666,102
Communications Equipment	1,934,120	—	—	1,934,120
Communications Technology	31,330,788	—	—	31,330,788
Computer Services Software & Systems	197,551,013	—	—	197,551,013
Construction	60,567,932	—	—	60,567,932
Consumer Finance	38,809,669	—	—	38,809,669
Consumer Lending	15,703,629	—	—	15,703,629
Consumer Services: Miscellaneous	1,251,195	—	—	1,251,195
Containers & Packaging	11,654,146	—	—	11,654,146
Diversified Consumer Services	163,904	—	—	163,904
Diversified Financial Services	11,048,484	—	—	11,048,484
Diversified Media	283,308	—	—	283,308
Diversified Retail	14,539,477	—	—	14,539,477
Diversified Telecommunication Services	20,664,655	—	—	20,664,655
Education Services	38,105,505	—	—	38,105,505
Electrical Equipment	32,767,033	—	—	32,767,033
Electronic Components	4,666,810	—	—	4,666,810
Electronic Entertainment	397,634	—	—	397,634
Electronic Equipment, Instruments & Components	101,068,803	—	—	101,068,803
Electronics	13,153,570	—	—	13,153,570
Energy Equipment	5,205,830	—	—	5,205,830
Energy Equipment & Services	85,904,581	—	—	85,904,581
Engineering & Contracting Services	21,978,802	—	—	21,978,802
Entertainment	21,321,926	—	—	21,321,926
Environmental, Maintenance, & Security Service	14,147,650	—	—	14,147,650
Financial Data & Systems	2,874,903	—	—	2,874,903
Financial Services	13,778,302	—	—	13,778,302
Food & Staples Retailing	31,147,212	—	—	31,147,212
Food Products	34,661,572	—	—	34,661,572
Foods	7,578,048	—	—	7,578,048
Forest Products	17,552,470	—	—	17,552,470
Forms & Bulk Printing Services	2,349,845	—	—	2,349,845
Fruit & Grain Processing	1,158,309	—	—	1,158,309
Funeral Parlors & Cemeteries	2,057,124	—	—	2,057,124
Gold	2,242,758	—	—	2,242,758
Health Care Equipment & Supplies	7,098,142	—	—	7,098,142
Health Care Facilities	17,419,696	—	—	17,419,696
Health Care Management Services	9,557,120	—	—	9,557,120
Health Care Providers & Services	28,072,589	—	—	28,072,589
Health Care Services	35,731,818	—	—	35,731,818
Home Building	55,359,962	—	—	55,359,962
Hotel/Motel	6,295,241	—	—	6,295,241
Hotels, Restaurants & Leisure	12,195,297	—	—	12,195,297
Household Appliances	480,646	—	—	480,646
Household Equipment & Products	16,341,117	—	—	16,341,117
Household Furnishings	10,637,719	—	—	10,637,719
Independent Power Producers & Energy Traders	7,885,407	—	—	7,885,407
Industrial Conglomerates	1,187,305	—	—	1,187,305

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Insurance	$ 12,924,773	$ —	$ —	$ 12,924,773
Insurance: Life	19,657,154	—	—	19,657,154
Insurance: Multi-Line	33,181,419	—	—	33,181,419
Insurance: Property-Casualty	48,095,020	—	—	48,095,020
IT Services	8,133,641	—	—	8,133,641
Leisure Time	26,667,131	—	—	26,667,131
Luxury Items	446,441	—	—	446,441
Machinery: Agricultural	5,472,033	—	—	5,472,033
Machinery: Construction & Handling	6,972,368	—	—	6,972,368
Machinery: Industrial	145,346,530	—	—	145,346,530
Manufactured Housing	21,112,668	—	—	21,112,668
Marine	18,806,187	—	—	18,806,187
Media	14,883,070	—	—	14,883,070
Medical & Dental Instruments & Supplies	63,433,722	—	—	63,433,722
Medical Equipment	69,322,565	—	—	69,322,565
Medical Services	36,496,888	—	—	36,496,888
Metal Fabricating	5,867,851	—	—	5,867,851
Metals & Minerals: Diversified	14,432,427	—	—	14,432,427
Metals & Mining	15,305,384	—	—	15,305,384
Mining	520,465	—	—	520,465
Office Supplies & Equipment	9,959,916	—	—	9,959,916
Oil, Gas & Consumable Fuels	13,411,750	—	—	13,411,750
Oil: Crude Producers	63,690,675	—	—	63,690,675
Oil: Refining & Marketing	7,783,090	—	—	7,783,090
Paper & Forest Products	3,976,044	—	—	3,976,044
Personal Care	15,478,435	—	—	15,478,435
Personal Products	2,289,422	—	—	2,289,422
Pharmaceuticals	73,873,098	24,574	—	73,897,672
Printing & Copying Services	1,302,534	—	—	1,302,534
Professional Services	26,141,830	—	—	26,141,830
Publishing	2,344,375	—	—	2,344,375
Radio & TV Broadcasters	282,084	—	—	282,084
Real Estate	14,443,842	—	—	14,443,842
Real Estate Investment Trusts (REITs)	274,096,386	—	—	274,096,386
Real Estate Management & Development	17,568,520	—	—	17,568,520
Rental & Leasing Services: Consumer	11,872,090	—	—	11,872,090
Restaurants	35,593,444	—	—	35,593,444
Scientific Instruments: Control & Filter	1,656,837	—	—	1,656,837
Scientific Instruments: Electrical	6,244,474	—	—	6,244,474
Scientific Instruments: Gauges & Meters	1,127,918	—	—	1,127,918
Scientific Instruments: Pollution Control	1,153,156	—	—	1,153,156
Semiconductors & Components	48,018,456	—	—	48,018,456
Semiconductors & Semiconductor Equipment	22,515,609	—	—	22,515,609
Software	111,281,878	—	—	111,281,878
Specialty Retail	79,314,358	—	—	79,314,358
Steel	26,820,819	—	—	26,820,819
Technology Hardware & Equipment	2,215,450	—	—	2,215,450
Technology: Miscellaneous	12,276,629	—	—	12,276,629
Telecommunications Equipment	1,065,643	—	—	1,065,643
Textiles Apparel & Shoes	20,044,205	—	—	20,044,205
Toys	685,854	—	—	685,854
Trading Companies & Distributors	47,715,503	—	—	47,715,503
Transportation Miscellaneous	15,678,734	—	—	15,678,734
Truckers	14,983,094	—	—	14,983,094
Utilities: Electrical	57,941,289	—	—	57,941,289
Utilities: Gas Distributors	45,855,117	—	—	45,855,117
Utilities: Telecommunications	29,391,921	—	—	29,391,921
Utilities: Water	18,844,308	—	—	18,844,308
Investment Companies	38,749,337	—	—	38,749,337
Rights	—	15,141	168,868	184,009
Warrants	—	8,254	—	8,254
Series Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
Master Small Cap Index Series

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 408,543,262	$ —	$ —	$ 408,543,262
	$ 4,525,011,929	$ 47,969	$ 382,467	$ 4,525,442,365
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 334,630	$ —	$ 334,630
Liabilities
Equity Contracts	(379,950)	—	—	(379,950)
	$ (379,950)	$ 334,630	$ —	$ (45,320)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust